UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06520
AMG Funds I
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
September 30
Date of reporting period:
October 01, 2025 - March 31, 2026
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG Boston Common Global Impact Fund
Class I/BRWIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about AMG Boston Common Global Impact Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Boston Common Global Impact Fund (Class I/BRWIX)	$48	0.93%
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$548,619,300
Total number of portfolio holdings	64
Net advisory fees paid	$2,023,100
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings (as of March 31, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
NVIDIA Corp. (United States)	4.9%
Alphabet, Inc., Class A (United States)	4.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	4.4%
Samsung Electronics Co., Ltd. (South Korea)	3.4%
Microsoft Corp. (United States)	3.2%
Apple, Inc. (United States)	3.0%
Netflix, Inc. (United States)	2.3%
Broadcom, Inc. (United States)	2.0%
Roche Holding AG (Switzerland)	2.0%
Merck & Co., Inc. (United States)	1.9%
Top Ten as a Group	31.7%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033126            TSR007S
AMG Systematica Managed Futures Strategy Fund
Class N/SMFNX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class N/SMFNX)	$57	1.10%
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$6,245,580
Total number of portfolio holdings	600
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	114.6%
Forward Foreign Currency Exchange Contracts	19.9%
Commodity Futures Contracts	(15.0)%
Equity Futures Contracts	(19.5)%
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033126            TSR066S
AMG Systematica Managed Futures Strategy Fund
Class I/SMFIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class I/SMFIX)	$57	1.10%
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$6,245,580
Total number of portfolio holdings	600
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	114.6%
Forward Foreign Currency Exchange Contracts	19.9%
Commodity Futures Contracts	(15.0)%
Equity Futures Contracts	(19.5)%
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033126            TSR065S
AMG Systematica Managed Futures Strategy Fund
Class Z/SMFZX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class Z/SMFZX)	$57	1.10%
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$6,245,580
Total number of portfolio holdings	600
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	114.6%
Forward Foreign Currency Exchange Contracts	19.9%
Commodity Futures Contracts	(15.0)%
Equity Futures Contracts	(19.5)%
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033126            TSR067S
AMG Systematica Trend-Enhanced Markets Fund
Class N/STMBX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class N/STMBX)	$56	1.10%
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$7,039,087
Total number of portfolio holdings	589
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	385.0%
Forward Foreign Currency Exchange Contracts	54.6%
Forward Commodity Exchange Contracts	0.0%
Commodity Futures Contracts	(54.9)%
Equity Futures Contracts	(284.7)%
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033126            TSR100S
AMG Systematica Trend-Enhanced Markets Fund
Class I/STMIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class I/STMIX)	$56	1.10%
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$7,039,087
Total number of portfolio holdings	589
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	385.0%
Forward Foreign Currency Exchange Contracts	54.6%
Forward Commodity Exchange Contracts	0.0%
Commodity Futures Contracts	(54.9)%
Equity Futures Contracts	(284.7)%
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033126            TSR099S
AMG Systematica Trend-Enhanced Markets Fund
Class Z/STMZX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class Z/STMZX)	$56	1.10%
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$7,039,087
Total number of portfolio holdings	589
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	385.0%
Forward Foreign Currency Exchange Contracts	54.6%
Forward Commodity Exchange Contracts	0.0%
Commodity Futures Contracts	(54.9)%
Equity Futures Contracts	(284.7)%
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033126            TSR098S

AMG Veritas Global Real Return Fund
Class I/BLUEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about AMG Veritas Global Real Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Real Return Fund (Class I/BLUEX)	$55	1.16%
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$86,688,301
Total number of portfolio holdings	34
Net advisory fees paid	$375,369
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings (as of March 31, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Vinci, S.A. (France)	5.5%
Amazon.com, Inc. (United States)	5.0%
London Stock Exchange Group PLC (United Kingdom)	4.9%
Canadian Pacific Kansas City, Ltd. (Canada)	4.9%
Safran, S.A. (France)	4.8%
Microsoft Corp. (United States)	4.3%
Aon PLC, Class A (United Kingdom)	4.3%
Mastercard, Inc., Class A (United States)	4.2%
Airbus SE (France)	4.2%
UnitedHealth Group, Inc. (United States)	4.1%
Top Ten as a Group	46.2%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
033126            TSR089S

(b) Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

March 31, 2026

AMG Boston Common Global Impact Fund
Class I: BRWIX

wealth.amg.com	033126	SAR074

AMG Funds Semi-Annual Financial Statements — March 31, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	5

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	6

Detail of changes in assets for the past two fiscal periods

Financial Highlights	7

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	8

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	14

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (unaudited) March 31, 2026

	Shares	Value

Common Stocks - 98.9%

Communication Services - 12.6%

Alphabet, Inc., Class A (United States)	88,182	$25,357,616

Deutsche Telekom AG (Germany)	271,500	10,133,267

Netflix, Inc. (United States)*	130,850	12,581,228

Singapore Telecommunications, Ltd. (Singapore)	2,632,600	10,115,147

Spotify Technology S.A. (Luxembourg)*	10,878	5,274,851

Tencent Holdings, Ltd. (China)	84,600	5,335,923

Total Communication Services		68,798,032

Consumer Discretionary - 2.3%

eBay, Inc. (United States)	49,076	4,466,898

Sony Group Corp. (Japan)	168,200	3,505,748

Trip.com Group, Ltd., ADR (China)	94,605	4,710,383

Total Consumer Discretionary		12,683,029

Consumer Staples - 2.9%

Colgate-Palmolive Co. (United States)	71,075	6,057,722

Sprouts Farmers Market, Inc. (United States)*	66,757	5,148,967

Unilever PLC (United Kingdom)	86,844	4,903,179

Total Consumer Staples		16,109,868

Financials - 17.2%

Chubb, Ltd. (Switzerland)	31,520	10,273,314

HA Sustainable Infrastructure Capital, Inc. (United States)	235,023	8,637,095

Hannover Rueck SE (Germany)	17,916	5,632,808

HDFC Bank, Ltd., ADR (India)	187,334	4,660,870

Intesa Sanpaolo S.p.A. (Italy)	1,335,967	8,079,774

Mitsubishi UFJ Financial Group, Inc. (Japan)	580,800	9,835,229

Morgan Stanley (United States)	52,095	8,573,274

ORIX Corp. (Japan)	273,750	8,122,534

OTP Bank Nyrt (Hungary)	55,366	5,936,779

Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,226,000	9,426,977

Standard Chartered PLC (United Kingdom)	245,280	5,111,599

Visa, Inc., Class A (United States)	33,975	10,268,604

Total Financials		94,558,857

Health Care - 11.9%

AstraZeneca PLC (United Kingdom)	32,650	6,384,381

Danaher Corp. (United States)	31,974	6,062,270

Edwards Lifesciences Corp. (United States)*	69,993	5,605,039

Eli Lilly & Co. (United States)	6,132	5,640,030

Gilead Sciences, Inc. (United States)	55,090	7,677,893

Hoya Corp. (Japan)	37,370	6,478,479

Merck & Co., Inc. (United States)	85,443	10,277,939

Quest Diagnostics, Inc. (United States)	31,719	6,216,290

	Shares	Value

Roche Holding AG (Switzerland)	27,815	$11,100,712

Total Health Care		65,443,033

Industrials - 16.2%

Contemporary Amperex Technology Co., Ltd., Class H (China)	107,030	8,531,165

HD Hyundai Electric Co., Ltd. (South Korea)	13,640	7,729,625

Hubbell, Inc. (United States)	12,690	6,227,491

Kurita Water Industries, Ltd. (Japan)	130,700	6,252,859

Mitsubishi Electric Corp. (Japan)	268,500	8,781,854

Prysmian S.p.A. (Italy)	84,752	10,008,456

Schneider Electric SE (France)	33,376	9,091,008

Siemens AG (Germany)	32,090	7,818,218

Vertiv Holdings Co., Class A (United States)	40,019	10,027,961

Westinghouse Air Brake Technologies Corp. (United States)	30,389	7,594,515

Xylem, Inc. (United States)	56,804	6,788,078

Total Industrials		88,851,230

Information Technology - 26.7%

Accton Technology Corp. (Taiwan)	179,210	8,841,715

Apple, Inc. (United States)	65,510	16,625,784

Applied Materials, Inc. (United States)	15,831	5,410,878

ASM International, N.V. (Netherlands)	10,830	8,208,629

Broadcom, Inc. (United States)	36,597	11,327,137

First Solar, Inc. (United States)*	22,740	4,485,692

Microsoft Corp. (United States)	46,960	17,383,183

NVIDIA Corp. (United States)	153,135	26,706,744

Salesforce, Inc. (United States)	25,717	4,800,592

Samsung Electronics Co., Ltd. (South Korea)	158,181	18,501,070

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	71,288	24,091,780

Total Information Technology		146,383,204

Materials - 3.8%

CRH PLC (Ireland)	71,813	7,548,983

Ecolab, Inc. (United States)	22,860	6,081,217

Steel Dynamics, Inc. (United States)	40,056	7,210,080

Total Materials		20,840,280

Real Estate - 0.7%

CBRE Group, Inc., Class A (United States)*	27,390	3,710,249

Utilities - 4.6%

American Water Works Co., Inc. (United States)	41,495	5,647,054

SSE PLC (United Kingdom)	274,730	9,497,033

The accompanying notes are an integral part of these financial statements.

2

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 4.6% (continued)

Veolia Environnement, S.A. (France)	261,085	$9,943,686

Total Utilities		25,087,773

Total Common Stocks
(Cost $436,859,817)		542,465,555

Short-Term Investments - 0.9%

Other Investment Companies - 0.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[1]	2,127,138	2,127,138

	Shares	Value

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[1]	3,190,707	$3,190,707

Total Short-Term Investments
(Cost $5,317,845)		5,317,845

Total Investments - 99.8%
(Cost $442,177,662)		547,783,400

Other Assets, less Liabilities - 0.2%		835,900

Net Assets - 100.0%		$548,619,300

*	Non-income producing security.
[1]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2026:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$110,831,790	$35,551,414	–	$146,383,204

Financials	42,413,157	52,145,700	–	94,558,857

Industrials	30,638,045	58,213,185	–	88,851,230

Communication Services	53,328,842	15,469,190	–	68,798,032

Health Care	41,479,461	23,963,572	–	65,443,033

Utilities	5,647,054	19,440,719	–	25,087,773

Materials	20,840,280	–	–	20,840,280

Consumer Staples	11,206,689	4,903,179	–	16,109,868

Consumer Discretionary	9,177,281	3,505,748	–	12,683,029

Real Estate	3,710,249	–	–	3,710,249

Short-Term Investments

Other Investment Companies	5,317,845	–	–	5,317,845

Total Investments in Securities	$334,590,693	$213,192,707	–	$547,783,400

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

Statement of Assets and Liabilities (unaudited) March 31, 2026

AMG
Boston Common
Global Impact
Fund

Assets:

Investments at value[1]	$547,783,400

Dividend and interest receivables	1,419,927

Securities lending income receivable	3,838

Receivable from Affiliate	7,503

Prepaid expenses and other assets	21,866

Total assets	549,236,534

Liabilities:

Payable for Fund shares repurchased	117,005

Due to custodian	11,912

Accrued expenses:

Investment advisory and management fees	348,730

Administrative fees	71,657

Other	67,930

Total liabilities	617,234

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$548,619,300

[1] Investments at cost	$442,177,662

Net Assets Represent:

Paid-in capital	$512,730,379

Total distributable earnings/(accumulated losses)	35,888,921

Net Assets	$548,619,300

Class I:

Net Assets	$548,619,300

Shares outstanding	11,940,210

Net asset value, offering and redemption price per share	$45.95

The accompanying notes are an integral part of these financial statements.

4

Statement of Operations (unaudited) For the six months ended March 31, 2026

AMG Boston Common Global Impact Fund

Investment Income:

Dividend income	$3,717,501

Securities lending income	80,820

Foreign withholding tax	(254,054)

Total investment income	3,544,267

Expenses:

Investment advisory and management fees	2,065,506

Administrative fees	424,419

Custodian fees	43,694

Professional fees	39,109

Transfer agent fees	32,610

Trustee fees and expenses	23,976

Reports to shareholders	19,285

Registration fees	13,793

Miscellaneous	11,412

Total expenses before offsets	2,673,804

Expense reimbursements	(42,406)

Total expenses	2,631,398

Net investment income	912,869

Net Realized and Unrealized Gain:

Net realized gain on investments	17,739,350

Net realized loss on foreign currency transactions	(45,399)

Net change in unrealized appreciation/depreciation on investments	8,724,558

Net change in unrealized appreciation/depreciation on foreign currency translations	(17,399)

Net realized and unrealized gain	26,401,110

Net increase in net assets resulting from operations	$27,313,979

The accompanying notes are an integral part of these financial statements.

5

Statements of Changes in Net Assets For the six months ended March 31, 2026 (unaudited) and the fiscal year ended September 30, 2025

	AMG Boston Common Global Impact Fund

	March 31, 2026	September 30, 2025

Increase in Net Assets Resulting From Operations:

Net investment income	$912,869	$2,587,881

Net realized gain on investments	17,693,951	14,774,000

Net change in unrealized appreciation/depreciation on investments	8,707,159	13,774,232

Net increase in net assets resulting from operations	27,313,979	31,136,113

Distributions to Shareholders:

Class I	(4,225,011)	(6,153,567)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(23,835,096)	(64,423,462)

Total decrease in net assets	(746,128)	(39,440,916)

Net Assets:

Beginning of period	549,365,428	588,806,344

End of period	$548,619,300	$549,365,428

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

6

AMG Boston Common Global Impact Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2026 (unaudited)

		For the fiscal years ended September 30,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$44.13	$41.87	$33.65	$30.31	$43.52	$56.96

Income (loss) from Investment Operations:

Net investment income[1,2]	0.07	0.20	0.17	0.17	0.28 [3]	0.02

Net realized and unrealized gain (loss) on investments	2.10	2.51	8.29	3.33	(13.19)	15.47

Total income (loss) from investment operations	2.17	2.71	8.46	3.50	(12.91)	15.49

Less Distributions to Shareholders from:

Net investment income	(0.35)	(0.45)	(0.24)	(0.16)	(0.10)	–

Net realized gain on investments	–	–	–	–	(0.20)	(28.93)

Total distributions to shareholders	(0.35)	(0.45)	(0.24)	(0.16)	(0.30)	(28.93)

Net Asset Value, End of Period	$45.95	$44.13	$41.87	$33.65	$30.31	$43.52

Total Return[2,4]	4.91%[5]	6.56%	25.26%	11.54%	(29.90)%	31.75%

Ratio of net expenses to average net assets	0.93%[6]	0.93%[7]	0.93%[7]	0.93%	0.93%	1.03%

Ratio of gross expenses to average net assets[8]	0.94%[6]	0.95%	0.95%	0.95%	0.95%	1.03%

Ratio of net investment income to average net assets[2]	0.32%[6]	0.49%	0.46%	0.47%	0.72%	0.04%

Portfolio turnover	16%[5]	61%	37%	25%	25%	202%

Net assets end of period (000’s) omitted	$548,619	$549,365	$588,806	$538,991	$542,323	$904,295

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

7

Notes to Financial Statements (unaudited) March 31, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Boston Common Global Impact Fund (the “Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

8

Notes to Financial Statements (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to mark to market on passive foreign investment companies, corporate return of capital distributions, and wash sale loss deferrals.

At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$442,177,662	$125,704,160	$(20,098,422)	$105,605,738

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2025, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$16,586,177	$67,915,197	$84,501,374

9

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended March 31, 2026 (unaudited) and the fiscal year ended September 30, 2025, the capital stock transactions by class for the Fund were as follows:

	March 31, 2026		September 30, 2025

	Shares	Amount	Shares	Amount

Class I:

Shares sold	9,844	$450,587	41,712	$1,626,680

Shares issued in reinvestment of distributions	85,701	3,915,665	141,705	5,692,300

Shares redeemed	(604,951)	(28,201,348)	(1,795,549)	(71,742,442)

Net decrease	(509,406)	$(23,835,096)	(1,612,132)	$(64,423,462)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2026, the Fund had no Repurchase Agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Boston Common Asset Management, LLC (“Boston Common”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG owns a minority equity interest in Boston Common.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2026, the Fund paid an investment management fee at the annual rate of 0.73% of the average daily net assets of the Fund. The fee paid to Boston Common for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least February 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may

10

Notes to Financial Statements (continued)

recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended March 31, 2026, the Investment Manager reimbursed the Fund $42,406, and did not recoup any previously reimbursed expenses. At March 31, 2026, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$101,419

1-2 years	119,281

2-3 years	82,241

Total	$302,941

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At March 31, 2026, the Fund had no interfund loans outstanding. The Fund did not lend or borrow during the six months ended March 31, 2026.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2026, were $87,831,663 and $115,442,877, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2026.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Fund did not have any securities on loan at March 31, 2026.

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics

11

Notes to Financial Statements (continued)

in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

ESG Investing Risk: Because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by Boston Common or any judgment exercised by Boston Common will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or Boston Common’s assessment of a company’s ESG practices may change over time. Boston Common’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Boston Common’s investment techniques and risk analysis will produce the desired result.

Mid-Capitalization Stock Risk: Although the Fund may invest in securities in any capitalization range, securities of mid-capitalization companies may pose additional risks. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-Capitalization Stock Risk: Although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

12

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. At March 31, 2026, the Fund had no Repurchase Agreements outstanding.

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

13

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended March 31, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended March 31, 2026 was $23,976, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended March 31, 2026.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

14

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Boston Common Asset Management, LLC

200 State Street

7th Floor

Boston, MA 02109

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	033126 SAR074

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

March 31, 2026

AMG Veritas Global Real Return Fund
Class I: BLUEX

wealth.amg.com	033126	SAR073

AMG Funds Semi-Annual Financial Statements — March 31, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7

Detail of changes in assets for the past two fiscal periods

Financial Highlights	8

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	9

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (unaudited) March 31, 2026

	Shares	Value

Common Stocks - 92.5%

Communication Services - 2.1%

Charter Communications, Inc., Class A (United States)*,[1]	8,498	$1,834,547

Consumer Discretionary - 13.0%

Amadeus IT Group, S.A. (Spain)	47,982	2,743,648

Amazon.com, Inc. (United States)*	20,894	4,351,593

Compass Group PLC (United Kingdom)	77,915	2,173,901

Hyatt Hotels Corp., Class A (United States)[1]	14,083	2,024,995

Total Consumer Discretionary		11,294,137

Consumer Staples - 7.5%

Diageo PLC (United Kingdom)	166,665	3,099,505

The Magnum Ice Cream Co., N.V. (Netherlands)*	14,895	218,820

Unilever PLC (United Kingdom)	56,910	3,213,116

Total Consumer Staples		6,531,441

Financials - 16.3%

Aon PLC, Class A (United Kingdom)	11,427	3,688,407

Intercontinental Exchange, Inc. (United States)	15,865	2,495,247

London Stock Exchange Group PLC (United Kingdom)	36,002	4,251,396

Mastercard, Inc., Class A (United States)	7,379	3,686,991

Total Financials		14,122,041

Health Care - 18.1%

Becton Dickinson & Co. (United States)	20,344	3,198,687

Elevance Health, Inc. (United States)	5,907	1,729,274

Thermo Fisher Scientific, Inc. (United States)	5,877	2,888,722

UnitedHealth Group, Inc. (United States)	13,036	3,527,411

Waters Corp. (United States)*	9,034	2,690,325

Zoetis, Inc. (United States)	13,617	1,609,666

Total Health Care		15,644,085

Industrials - 21.4%

Airbus SE (France)	19,204	3,630,957

Canadian Pacific Kansas City, Ltd. (Canada)	53,623	4,217,985

Safran, S.A. (France)	12,719	4,162,030

TransDigm Group, Inc. (United States)	1,514	1,754,666

Vinci, S.A. (France)	31,950	4,795,671

Total Industrials		18,561,309

	Shares	Value

Information Technology - 14.1%

ASML Holding, N.V. (Netherlands)	1,537	$2,043,836

Dassault Systemes SE (France)	82,795	1,676,123

Microsoft Corp. (United States)	10,073	3,728,722

Salesforce, Inc. (United States)	15,399	2,874,531

SAP SE (Germany)	11,009	1,876,844

Total Information Technology		12,200,056

Total Common Stocks
(Cost $83,400,411)		80,187,616

	Principal Amount

Short-Term Investments - 7.2%

Joint Repurchase Agreements - 1.6%[2]

Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $1,309,136 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 -02/15/56, totaling $1,335,318)	$1,309,000	1,309,000

National Bank Financial, Inc., dated 03/31/26, due 04/01/26, 3.710% total to be received $85,095 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/01/26, totaling $86,788)	85,086	85,086

Total Joint Repurchase Agreements		1,394,086

	Shares

Other Investment Companies - 5.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[3]	1,946,810	1,946,810

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	2,920,215	2,920,215

Total Other Investment Companies		4,867,025

Total Short-Term Investments
(Cost $6,261,111)		6,261,111

Total Investments - 99.7%
(Cost $89,661,522)		86,448,727

Derivatives - 0.8%[4]		670,488

Other Assets, less Liabilities - (0.5)%		(430,914)

Net Assets - 100.0%		$86,688,301

*	Non-income producing security.

[1]

Some of these securities, amounting to $3,692,946 or 4.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[4]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.

The accompanying notes are an integral part of these financial statements.

2

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)

EURO STOXX 50	EUR	116	Short	06/19/26	$(7,367,619)	$283,104

S&P 500 E-Mini Index	USD	67	Short	06/18/26	(22,012,013)	387,384

					Total	$670,488

  CURRENCY ABBREVIATIONS:

  EUR  Euro Dollar

  USD  U.S. Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2026:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$5,972,651	$12,588,658	—	$18,561,309

Health Care	15,644,085	—	—	15,644,085

Financials	9,870,645	4,251,396	—	14,122,041

Information Technology	6,603,253	5,596,803	—	12,200,056

Consumer Discretionary	6,376,588	4,917,549	—	11,294,137

Consumer Staples	218,820	6,312,621	—	6,531,441

Communication Services	1,834,547	—	—	1,834,547

Short-Term Investments

Joint Repurchase Agreements	—	1,394,086	—	1,394,086

Other Investment Companies	4,867,025	—	—	4,867,025

Total Investments in Securities	$51,387,614	$35,061,113	—	$86,448,727

Financial Derivative Instruments - Assets

Equity Futures Contracts	$670,488	—	—	$670,488

Total Financial Derivative Instruments	$670,488	—	—	$670,488

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at March 31, 2026:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted
for as hedging instruments	Statement of Assets and		Statement of Assets and
by risk	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts[1]	$670,488	—	—

For the six months ended March 31, 2026, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Change in
Derivatives not accounted				Unrealized
for as hedging instruments	Statement of Operations	Realized	Statement of Operations	Appreciation/
by risk	Location	Gain/(Loss)	Location	Depreciation
Net change in unrealized appreciation/
Equity	Net realized loss on futures contracts	$(296,417)	depreciation on futures contracts	$1,107,774

1 The Fund had cash deposits with the futures broker of $934,289.

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (unaudited) March 31, 2026

AMG
Veritas Global
Real Return
Fund

Assets:

Investments at value[1] (including securities on loan valued at $3,692,946)	$86,448,727

Cash deposits for futures contracts	934,289

Unrealized appreciation on futures contracts	670,488

Dividend and interest receivables	184,360

Securities lending income receivable	442

Receivable for Fund shares sold	255

Receivable from Affiliate	7,538

Prepaid expenses and other assets	13,132

Total assets	88,259,231

Liabilities:

Payable upon return of securities loaned	1,394,086

Payable for Fund shares repurchased	50,085

Accrued expenses:

Investment advisory and management fees	66,607

Administrative fees	11,354

Shareholder service fees	3,860

Other	44,938

Total liabilities	1,570,930

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$86,688,301

[1] Investments at cost	$89,661,522

Net Assets Represent:

Paid-in capital	$91,376,126

Total distributable earnings/(accumulated losses)	(4,687,825)

Net Assets	$86,688,301

Class I:

Net Assets	$86,688,301

Shares outstanding	2,366,513

Net asset value, offering and redemption price per share	$36.63

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations (unaudited) For the six months ended March 31, 2026

AMG Veritas Global Real Return Fund

Investment Income:

Dividend income	$594,859

Securities lending income	3,587

Foreign withholding tax	(18,440)

Total investment income	580,006

Expenses:

Investment advisory and management fees	418,498

Administrative fees	71,335

Shareholder servicing fees - Class I	24,254

Custodian fees	24,993

Professional fees	22,482

Registration fees	13,299

Reports to shareholders	9,391

Transfer agent fees	4,383

Trustee fees and expenses	4,172

Miscellaneous	2,454

Total expenses before offsets	595,261

Expense reimbursements	(43,129)

Total expenses	552,132

Net investment income	27,874

Net Realized and Unrealized Loss:

Net realized gain on investments	3,172,381

Net realized loss on futures contracts	(296,417)

Net realized loss on foreign currency transactions	(11,227)

Net change in unrealized appreciation/depreciation on investments	(12,138,499)

Net change in unrealized appreciation/depreciation on futures contracts	1,107,774

Net change in unrealized appreciation/depreciation on foreign currency translations	5,890

Net realized and unrealized loss	(8,160,098)

Net decrease in net assets resulting from operations	$(8,132,224)

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the six months ended March 31, 2026 (unaudited) and the fiscal year ended September 30, 2025

	AMG Veritas Global Real Return Fund

	March 31, 2026	September 30, 2025

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$27,874	$349,709

Net realized gain on investments	2,864,737	5,155,029

Net change in unrealized appreciation/depreciation on investments	(11,024,835)	(3,800,376)

Net increase (decrease) in net assets resulting from operations	(8,132,224)	1,704,362

Distributions to Shareholders:

Class I	(300,383)	(279,223)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(4,359,552)	(6,673,481)

Total decrease in net assets	(12,792,159)	(5,248,342)

Net Assets:

Beginning of period	99,480,460	104,728,802

End of period	$86,688,301	$99,480,460

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Veritas Global Real Return Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2026 (unaudited)

		For the fiscal years ended September 30,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$40.17	$39.60	$33.99	$34.19	$41.54	$55.88

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	0.14	0.10	0.03	(0.07)	(0.20)

Net realized and unrealized gain (loss) on investments	(3.43)	0.54	5.52	3.51	(7.28)	9.99

Total income (loss) from investment operations	(3.42)	0.68	5.62	3.54	(7.35)	9.79

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.11)	(0.01)	(0.60)	—	—

Net realized gain on investments	—	—	—	(3.14)	—	(24.01)

Paid in capital	—	—	—	—	—	(0.12)

Total distributions to shareholders	(0.12)	(0.11)	(0.01)	(3.74)	—	(24.13)

Net Asset Value, End of Period	$36.63	$40.17	$39.60	$33.99	$34.19	$41.54

Total Return[2,3]	(8.53)%[4]	1.73%	16.54%	11.19%	(17.69)%	19.79%[5]

Ratio of expenses to average net assets	1.16%[6]	1.16%	1.16%[7]	1.16%[7]	1.15%	1.15%

Ratio of gross expenses to average net assets[8]	1.25%[6]	1.24%	1.24%	1.22%	1.18%	1.16%

Ratio of net investment income (loss) to average net assets[2]	0.06%[6]	0.35%	0.27%	0.09%	(0.17)%	(0.42)%

Portfolio turnover	16%[4]	30%	33%	34%	22%	235%

Net assets end of period (000’s) omitted	$86,688	$99,480	$104,729	$109,602	$111,677	$164,206

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been 19.18%.

[6]	Annualized.

[7]

Includes interest expense totaling less than 0.01% for the fiscal year ended September 30, 2024 and 0.01% for the fiscal year ended September 30, 2023 related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements (unaudited) March 31, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Veritas Global Real Return Fund (the “Fund”).

The Fund is non-diversified.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the

Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, futures contracts, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government

9

Notes to Financial Statements (continued)

securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to wash sale loss deferrals and mark to market of open futures contracts.

At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation

$89,661,522	$10,380,492	$(13,593,287)	$(3,212,795)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2025, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$5,367,958	—	$5,367,958

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

10

Notes to Financial Statements (continued)

For the six months ended March 31, 2026 (unaudited) and the fiscal year ended September 30, 2025, the capital stock transactions by class for the Fund were as follows:

	March 31, 2026		September 30, 2025

	Shares	Amount	Shares	Amount

Class I:

Shares sold	18,575	$739,363	190,771	$7,546,612

Shares issued in reinvestment of distributions	7,296	291,036	6,874	269,449

Shares redeemed	(136,151)	(5,389,951)	(365,847)	(14,489,542)

Net decrease	(110,280)	$(4,359,552)	(168,202)	$(6,673,481)

At March 31, 2026, certain unaffiliated shareholders of record individually or collectively held greater than 5% of the net assets of the Fund as follows: one owns 6%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2026, the market value of Repurchase Agreements outstanding was $1,394,086.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2026, the Fund paid an investment management fee at the annual rate of 0.88% of the average daily net assets of the Fund. The fee paid to Veritas for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least February 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid,

11

Notes to Financial Statements (continued)

waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended March 31, 2026, the Investment Manager reimbursed the Fund $43,129, and did not recoup any previously reimbursed expenses. At March 31, 2026, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$78,808

1-2 years	92,515

2-3 years	81,863

Total	$253,186

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended March 31, 2026, was as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred

Class I	0.15%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At March 31, 2026, the Fund had no interfund loans outstanding. The Fund did not lend or borrow during the six months ended March 31, 2026.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2026, were $14,467,744 and $15,059,353, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2026.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral.

Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the

12

Notes to Financial Statements (continued)

borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$3,692,946	$1,394,086	$2,366,803	$3,760,889

The following table summarizes the securities received as collateral for securities lending at March 31, 2026:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.125%-4.750%	06/30/26-02/15/56

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Veritas’s investment techniques and risk analysis will produce the desired result.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Focused Investment Risk: A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Exchange-Traded Fund Risk: Because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

High Cash Balance Risk: When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.

Large-Capitalization Stock Risk: The stocks of large capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk: Borrowing and some derivative investments such as futures, forward commitment transactions and swaps may increase volatility and magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

13

Notes to Financial Statements (continued)

Non-Diversified Fund Risk: The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify each year as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-Capitalization Stock Risk: Although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the

Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the Fund’s Schedule of Portfolio Investments.

For the six months ended March 31, 2026, the average monthly balances of derivative financial instruments outstanding were as follows:

Financial Futures Contracts

Average number of contracts sold	204
Average notional value of contracts sold	$34,509,211

9. FUTURES CONTRACTS

The Fund generally expects to take short positions in index futures as an alternative to selling short individual stocks in order to adjust the Fund’s exposure to a particular market and seek to preserve capital.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Fund depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Fund. The Fund pays or receives variation margin periodically. As of March 31, 2026, the Fund had total equity in the futures account of $1,604,777 which consists of cash deposited with the futures broker of $934,289 and unrealized appreciation on open futures contracts of $670,488.

Variation margin on futures contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as net change in unrealized appreciation / (depreciation) on futures contracts until the contracts are closed, when they are recorded as net realized gain / (loss) on futures contracts.

10. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4 and for futures transactions, see Note 9.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of March 31, 2026:

14

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Citadel Securities LLC	$1,309,000	—	$1,309,000	$1,309,000	—

National Bank Financial, Inc.	85,086	—	85,086	85,086	—

Total	$1,394,086	—	$1,394,086	$1,394,086	—

11. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

15

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended March 31, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended March 31, 2026 was $4,172, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended March 31, 2026.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

16

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart's Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund's shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund's website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund's proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund's website at wealth.amg.com. To review a complete list of the Fund's portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com |	033126 SAR073

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

March 31, 2026

AMG Systematica Managed Futures Strategy Fund
Class N: SMFNX	Class I: SMFIX	Class Z: SMFZX

AMG Systematica Trend-Enhanced Markets Fund
Class N: STMBX	Class I: STMIX	Class Z: STMZX

wealth.amg.com	033126	SAR092

AMG Funds Semi-Annual Financial Statements — March 31, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Schedule of Portfolio Investments

AMG Systematica Managed Futures Strategy Fund	2

AMG Systematica Trend-Enhanced Markets Fund	20

Consolidated Statements of Assets and Liabilities	38

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Consolidated Statements of Operations	40

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Consolidated Statements of Changes in Net Assets	41

Detail of changes in assets for the past two fiscal periods

Consolidated Financial Highlights	42

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Consolidated Financial Statements	48

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	58

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (unaudited) March 31, 2026

	Principal Amount	Value

Short-Term Investments - 65.1%

Repurchase Agreements - 65.1%

Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $4,066,378 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $4,147,325)	$4,066,000	$4,066,000

Total Short-Term Investments (Cost $4,066,000)		4,066,000

[1]	Includes Futures Contracts and Forward Foreign Currency Exchange Contracts. Please refer to the Open Futures Contracts table and Open Forward Foreign Currency Exchange Contracts table for the details.

[2]	Includes cash deposits for futures contracts of $2,224,466 which equates to 35.6% of net assets.

Value

Total Investments - 65.1%
(Cost $4,066,000)	$4,066,000

Derivatives - 0.1%[1]	7,886

Other Assets, less Liabilities - 34.8%[2]	2,171,694

Net Assets - 100.0%	$6,245,580

Open Futures Contracts

					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)

CAC 40	EUR	1	Long	04/17/26	$90,445	$(1,844)

Canadian 10 Year Government Bond	CAD	3	Long	06/19/26	258,810	(4,050)

Canola[1]	CAD	1	Long	05/14/26	10,521	(37)

Copper[1]	USD	1	Long	05/27/26	140,350	(6,164)

Corn [1]	USD	17	Long	05/14/26	389,087	1,924

EURO STOXX 50	EUR	1	Long	06/19/26	63,514	(1,509)

Euro-BTP	EUR	1	Long	06/08/26	134,402	(5,768)

Euro-OAT	EUR	2	Long	06/08/26	274,376	(6,277)

FTSE 100 Index	GBP	1	Long	06/19/26	134,994	(1,857)

FTSE China A50 Index	USD	2	Long	04/29/26	29,072	139

FTSE Taiwan Index	USD	3	Long	04/29/26	309,960	(14,102)

Long Gilt	GBP	1	Long	06/26/26	116,199	(4,461)

OMX Stockholm 30	SEK	4	Long	04/17/26	123,380	(2,751)

S&P/TSX 60 Index Standard	CAD	1	Long	06/18/26	274,286	(1,870)

SET50 Index	THB	48	Long	06/29/26	279,850	2,817

SFE SPI 200 Index	AUD	1	Long	06/18/26	146,839	(2,140)

Soybean[1]	USD	5	Long	05/14/26	292,750	1,264

Soybean Meal[1]	USD	3	Long	05/14/26	94,920	(1,887)

Soybean Oil[1]	USD	5	Long	05/14/26	206,640	32,766

Topix Index	JPY	1	Long	06/11/26	220,787	(8,948)

VSTOXX	EUR	1	Long	04/15/26	3,271	132

Wheat[1]	USD	2	Long	05/14/26	61,625	3,495

Australian 10 Year Treasury Bond	AUD	13	Short	06/15/26	(966,481)	8,523

Australian 3 Year Treasury Bond	AUD	26	Short	06/15/26	(1,859,434)	9,210

Euro-Bobl	EUR	1	Short	06/08/26	(133,420)	(428)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)

Euro-Buxl	EUR	1	Short	06/08/26	$(127,444)	$(509)

Euro-Schatz	EUR	9	Short	06/08/26	(1,100,080)	2,788

Hang Seng China Enterprises Index	HKD	2	Short	04/29/26	(106,578)	99

Japan 10 Year Government Bond	JPY	1	Short	06/15/26	(821,083)	628

Korea 3 Year Government Bond	KRW	9	Short	06/16/26	(638,135)	9,009

Korea 3 Year Government Bond	KRW	21	Short	06/16/26	(1,419,332)	8,523

Natural Gas[1]	USD	1	Short	04/28/26	(28,840)	1,338

Natural Gas[1]	USD	1	Short	05/27/26	(30,060)	(522)

Natural Gas[1]	USD	1	Short	06/26/26	(32,330)	1,628

NIFTY 50 Index	USD	5	Short	04/28/26	(224,815)	4,325

Short-Term Euro-BTP	EUR	2	Short	06/08/26	(244,694)	(440)

Sugar#11[1]	USD	4	Short	04/30/26	(69,530)	(7,801)

U.S. Treasury 10 Year Note	USD	1	Short	06/18/26	(111,047)	(813)

U.S. Treasury 2 Year Note	USD	5	Short	06/30/26	(1,037,227)	3,738

U.S. Treasury 5 Year Note	USD	2	Short	06/30/26	(216,359)	(885)

					Total	$17,283

1 Investment is held by AMG Systematica Subsidiary Fund I, a wholly-owned subsidiary of AMG Systematica Managed Futures Strategy Fund.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro Dollar

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

SEK	Sweden Krona

THB	Thai Baht

USD	U.S. Dollar

Open Forward Foreign Currency Exchange Contracts

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Australian Dollar	35,390	U.S. Dollar	24,856	04/15/26	UBS AG	$(443)

Australian Dollar	70,782	U.S. Dollar	49,713	04/15/26	UBS AG	(886)

Australian Dollar	100,000	U.S. Dollar	70,219	04/15/26	UBS AG	(1,237)

Australian Dollar	32,130	U.S. Dollar	22,834	04/15/26	UBS AG	(670)

Australian Dollar	64,259	U.S. Dollar	45,667	04/15/26	UBS AG	(1,340)

Australian Dollar	35,276	U.S. Dollar	25,151	04/15/26	UBS AG	(817)

Australian Dollar	70,552	U.S. Dollar	50,302	04/15/26	UBS AG	(1,634)

Australian Dollar	29,184	U.S. Dollar	20,466	04/15/26	UBS AG	(334)

Australian Dollar	40,162	U.S. Dollar	28,532	04/15/26	UBS AG	(827)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Australian Dollar	58,368	U.S. Dollar	40,932	04/15/26	UBS AG	$(668)

Australian Dollar	80,324	U.S. Dollar	57,064	04/15/26	UBS AG	(1,655)

Australian Dollar	100,000	U.S. Dollar	68,872	04/15/26	UBS AG	110

Australian Dollar	27,858	U.S. Dollar	19,542	04/15/26	UBS AG	(325)

Australian Dollar	55,715	U.S. Dollar	39,083	04/15/26	UBS AG	(650)

Canadian Dollar	140,288	U.S. Dollar	100,698	04/01/26	UBS AG	153

Canadian Dollar	57	U.S. Dollar	41	04/15/26	UBS AG	(0)[1]

Canadian Dollar	155	U.S. Dollar	114	04/15/26	UBS AG	(3)

Canadian Dollar	321	U.S. Dollar	236	04/15/26	UBS AG	(5)

Canadian Dollar	518	U.S. Dollar	379	04/15/26	UBS AG	(6)

Canadian Dollar	2,348	U.S. Dollar	1,719	04/15/26	UBS AG	(30)

Canadian Dollar	135,642	U.S. Dollar	99,714	04/15/26	UBS AG	(2,143)

Canadian Dollar	135,643	U.S. Dollar	100,034	04/15/26	UBS AG	(2,462)

Canadian Dollar	137,246	U.S. Dollar	100,185	04/15/26	UBS AG	(1,460)

Swiss Franc	2	U.S. Dollar	2	04/01/26	UBS AG	0 [1]

Swiss Franc	1,191	U.S. Dollar	1,489	04/01/26	UBS AG	1

Swiss Franc	2	U.S. Dollar	2	04/02/26	UBS AG	0 [1]

Swiss Franc	193	U.S. Dollar	248	04/15/26	UBS AG	(6)

Swiss Franc	386	U.S. Dollar	497	04/15/26	UBS AG	(14)

Swiss Franc	368	U.S. Dollar	469	04/15/26	UBS AG	(8)

Swiss Franc	427	U.S. Dollar	542	04/15/26	UBS AG	(7)

Swiss Franc	625	U.S. Dollar	797	04/15/26	UBS AG	(14)

Swiss Franc	1	U.S. Dollar	1	04/15/26	UBS AG	(0)[1]

Swiss Franc	1	U.S. Dollar	1	04/15/26	UBS AG	(0)[1]

Swiss Franc	306	U.S. Dollar	389	04/15/26	UBS AG	(6)

Swiss Franc	683	U.S. Dollar	864	04/15/26	UBS AG	(8)

Chinese Offshore Yuan	353	U.S. Dollar	51	04/01/26	UBS AG	0 [1]

Chinese Offshore Yuan	3,952	U.S. Dollar	572	04/02/26	UBS AG	2

Chinese Offshore Yuan	206,996	U.S. Dollar	30,135	04/15/26	UBS AG	(46)

Chinese Offshore Yuan	556,592	U.S. Dollar	81,031	04/15/26	UBS AG	(123)

Chinese Offshore Yuan	713,445	U.S. Dollar	103,377	04/15/26	UBS AG	330

Chinese Offshore Yuan	513,159	U.S. Dollar	74,859	04/15/26	UBS AG	(265)

Chinese Offshore Yuan	2,339,829	U.S. Dollar	341,331	04/15/26	UBS AG	(1,210)

Chinese Offshore Yuan	674,868	U.S. Dollar	98,616	04/15/26	UBS AG	(516)

Chinese Offshore Yuan	3,517	U.S. Dollar	510	04/15/26	UBS AG	1

Chinese Offshore Yuan	132,719	U.S. Dollar	19,361	04/15/26	UBS AG	(69)

Chinese Offshore Yuan	605,149	U.S. Dollar	88,279	04/15/26	UBS AG	(313)

Chinese Offshore Yuan	675,504	U.S. Dollar	98,238	04/15/26	UBS AG	(45)

Chinese Offshore Yuan	20,107	U.S. Dollar	2,917	04/15/26	UBS AG	6

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Chinese Offshore Yuan	26,799	U.S. Dollar	3,878	04/15/26	UBS AG	$17

Chinese Offshore Yuan	719,300	U.S. Dollar	104,356	04/15/26	UBS AG	202

Chinese Offshore Yuan	88	U.S. Dollar	13	04/15/26	UBS AG	(0)[1]

Chinese Offshore Yuan	7,899	U.S. Dollar	1,151	04/15/26	UBS AG	(3)

Chinese Offshore Yuan	10,494	U.S. Dollar	1,533	04/15/26	UBS AG	(7)

Chinese Offshore Yuan	52,468	U.S. Dollar	7,663	04/15/26	UBS AG	(36)

Chinese Offshore Yuan	220,636	U.S. Dollar	32,150	04/15/26	UBS AG	(78)

Chinese Offshore Yuan	593,265	U.S. Dollar	86,447	04/15/26	UBS AG	(209)

Chinese Offshore Yuan	704,268	U.S. Dollar	102,561	04/15/26	UBS AG	(187)

Chinese Offshore Yuan	138,358	U.S. Dollar	20,132	04/15/26	UBS AG	(20)

Chinese Offshore Yuan	150,669	U.S. Dollar	21,921	04/15/26	UBS AG	(19)

Chinese Offshore Yuan	630,863	U.S. Dollar	91,795	04/15/26	UBS AG	(92)

Chinese Offshore Yuan	686,995	U.S. Dollar	99,951	04/15/26	UBS AG	(89)

Chinese Offshore Yuan	5,957	U.S. Dollar	868	05/20/26	UBS AG	0 [1]

Chinese Offshore Yuan	438	U.S. Dollar	64	05/20/26	UBS AG	(0)[1]

Chinese Offshore Yuan	511	U.S. Dollar	75	05/20/26	UBS AG	(0)[1]

Euro	100,000	U.S. Dollar	114,664	04/01/26	UBS AG	927

Euro	100,000	U.S. Dollar	116,196	04/15/26	UBS AG	(523)

Euro	100,000	U.S. Dollar	115,284	04/15/26	UBS AG	389

Euro	100,000	U.S. Dollar	116,705	04/15/26	UBS AG	(1,032)

Euro	200,000	U.S. Dollar	231,284	04/15/26	UBS AG	62

Euro	100,000	U.S. Dollar	115,887	04/15/26	UBS AG	(214)

British Pound	100,000	U.S. Dollar	131,950	04/01/26	UBS AG	409

British Pound	100,000	U.S. Dollar	134,346	04/15/26	UBS AG	(1,988)

Hungarian Forint	187,686	U.S. Dollar	556	04/01/26	UBS AG	8

Hungarian Forint	338	U.S. Dollar	1	04/01/26	UBS AG	0 [1]

Hungarian Forint	751,877	U.S. Dollar	2,204	04/15/26	UBS AG	55

Hungarian Forint	1,122,017	U.S. Dollar	3,255	04/15/26	UBS AG	115

Hungarian Forint	3,379	U.S. Dollar	10	04/15/26	UBS AG	0 [1]

Hungarian Forint	448,100	U.S. Dollar	1,342	04/15/26	UBS AG	4

Hungarian Forint	37,946	U.S. Dollar	113	04/15/26	UBS AG	1

Hungarian Forint	340,525	U.S. Dollar	1,008	04/15/26	UBS AG	15

Hungarian Forint	383,075	U.S. Dollar	1,141	04/15/26	UBS AG	10

Hungarian Forint	333,160	U.S. Dollar	982	04/15/26	UBS AG	18

Hungarian Forint	33,819,538	U.S. Dollar	101,608	04/15/26	UBS AG	(28)

Hungarian Forint	34,119,482	U.S. Dollar	102,509	04/15/26	UBS AG	(28)

Hungarian Forint	188,024	U.S. Dollar	557	04/15/26	UBS AG	8

Indian Rupee	93	U.S. Dollar	1	06/17/26	UBS AG	(0)[1]

Indian Rupee	118,549	U.S. Dollar	1,271	06/17/26	UBS AG	(31)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Indian Rupee	944,752	U.S. Dollar	9,948	06/17/26	UBS AG	$(66)

Indian Rupee	1,737,109	U.S. Dollar	18,664	06/17/26	UBS AG	(494)

Indian Rupee	3,444,169	U.S. Dollar	36,894	06/17/26	UBS AG	(869)

Indian Rupee	5,883,019	U.S. Dollar	63,019	06/17/26	UBS AG	(1,485)

Indian Rupee	4,659,845	U.S. Dollar	48,925	06/17/26	UBS AG	(185)

Indian Rupee	93	U.S. Dollar	1	06/17/26	UBS AG	(0)[1]

Indian Rupee	102,512	U.S. Dollar	1,105	06/17/26	UBS AG	(33)

Indian Rupee	334,068	U.S. Dollar	3,615	06/17/26	UBS AG	(121)

Indian Rupee	49,347	U.S. Dollar	521	06/17/26	UBS AG	(5)

Indian Rupee	566,977	U.S. Dollar	6,094	06/17/26	UBS AG	(164)

Indian Rupee	3,497,791	U.S. Dollar	36,818	06/17/26	UBS AG	(232)

Japanese Yen	639	U.S. Dollar	4	04/01/26	UBS AG	0 [1]

Japanese Yen	680,144	U.S. Dollar	4,253	04/01/26	UBS AG	33

Japanese Yen	554,231	U.S. Dollar	3,466	04/02/26	UBS AG	27

Japanese Yen	797	U.S. Dollar	5	04/02/26	UBS AG	0 [1]

Japanese Yen	412,555	U.S. Dollar	2,580	04/02/26	UBS AG	20

Japanese Yen	7,230	U.S. Dollar	46	04/15/26	UBS AG	(0)[1]

Japanese Yen	284,079	U.S. Dollar	1,788	04/15/26	UBS AG	5

Japanese Yen	289,890	U.S. Dollar	1,825	04/15/26	UBS AG	4

Japanese Yen	640,364	U.S. Dollar	4,076	04/15/26	UBS AG	(35)

Japanese Yen	828,481	U.S. Dollar	5,218	04/15/26	UBS AG	10

Japanese Yen	14,273,368	U.S. Dollar	90,165	04/15/26	UBS AG	(95)

Japanese Yen	15,431,293	U.S. Dollar	97,771	04/15/26	UBS AG	(394)

Japanese Yen	8,689	U.S. Dollar	55	04/15/26	UBS AG	(1)

Japanese Yen	8,689	U.S. Dollar	55	04/15/26	UBS AG	(0)[1]

Japanese Yen	6,087	U.S. Dollar	38	04/15/26	UBS AG	(0)[1]

Japanese Yen	7,230	U.S. Dollar	46	04/15/26	UBS AG	(0)[1]

Japanese Yen	725,662	U.S. Dollar	4,577	04/15/26	UBS AG	2

Korean Won	75,183	U.S. Dollar	51	06/17/26	UBS AG	(2)

Korean Won	1,459	U.S. Dollar	1	06/17/26	UBS AG	(0)[1]

Korean Won	136,916	U.S. Dollar	93	06/17/26	UBS AG	(3)

Korean Won	879,455	U.S. Dollar	593	06/17/26	UBS AG	(17)

Korean Won	2,497,648	U.S. Dollar	1,696	06/17/26	UBS AG	(61)

Korean Won	6,086,828	U.S. Dollar	4,088	06/17/26	UBS AG	(105)

Korean Won	29,956,545	U.S. Dollar	20,297	06/17/26	UBS AG	(693)

Korean Won	45,044,471	U.S. Dollar	30,526	06/17/26	UBS AG	(1,047)

Korean Won	415,291	U.S. Dollar	285	06/17/26	UBS AG	(13)

Korean Won	2,259,081	U.S. Dollar	1,511	06/17/26	UBS AG	(33)

Korean Won	66,252	U.S. Dollar	45	06/17/26	UBS AG	(2)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Korean Won	436,662	U.S. Dollar	296	06/17/26	UBS AG	$(10)

Korean Won	896,078	U.S. Dollar	612	06/17/26	UBS AG	(26)

Korean Won	58,784,980	U.S. Dollar	39,831	06/17/26	UBS AG	(1,360)

Korean Won	117,163	U.S. Dollar	79	06/17/26	UBS AG	(2)

Korean Won	2,329,888	U.S. Dollar	1,581	06/17/26	UBS AG	(56)

Korean Won	3,892,189	U.S. Dollar	2,658	06/17/26	UBS AG	(111)

Korean Won	13,361,415	U.S. Dollar	9,050	06/17/26	UBS AG	(306)

Mexico Peso	170,402	U.S. Dollar	9,409	04/01/26	UBS AG	98

Mexico Peso	4,956	U.S. Dollar	276	04/06/26	UBS AG	0 [1]

Mexico Peso	1,041	U.S. Dollar	58	04/06/26	UBS AG	0 [1]

Mexico Peso	19,817	U.S. Dollar	1,110	04/15/26	UBS AG	(5)

Mexico Peso	56,393	U.S. Dollar	3,147	04/15/26	UBS AG	(5)

Mexico Peso	89,204	U.S. Dollar	5,000	04/15/26	UBS AG	(29)

Mexico Peso	170,402	U.S. Dollar	9,402	04/15/26	UBS AG	93

Mexico Peso	5,997	U.S. Dollar	334	04/15/26	UBS AG	0 [1]

Mexico Peso	14,587	U.S. Dollar	830	04/15/26	UBS AG	(17)

Mexico Peso	31,081	U.S. Dollar	1,758	04/15/26	UBS AG	(26)

Mexico Peso	227,459	U.S. Dollar	12,943	04/15/26	UBS AG	(268)

Mexico Peso	568,651	U.S. Dollar	32,358	04/15/26	UBS AG	(670)

Mexico Peso	1,509,174	U.S. Dollar	85,379	04/15/26	UBS AG	(1,281)

Mexico Peso	3,772,944	U.S. Dollar	213,448	04/15/26	UBS AG	(3,204)

Mexico Peso	14,588	U.S. Dollar	833	04/15/26	UBS AG	(20)

Mexico Peso	227,460	U.S. Dollar	12,982	04/15/26	UBS AG	(307)

Mexico Peso	568,651	U.S. Dollar	32,455	04/15/26	UBS AG	(767)

Mexico Peso	78,206	U.S. Dollar	4,318	04/15/26	UBS AG	40

Mexico Peso	25,599	U.S. Dollar	1,440	04/15/26	UBS AG	(14)

Mexico Peso	46,783	U.S. Dollar	2,632	04/15/26	UBS AG	(25)

Mexico Peso	86,829	U.S. Dollar	4,834	04/15/26	UBS AG	5

Mexico Peso	94,152	U.S. Dollar	5,276	04/15/26	UBS AG	(29)

Mexico Peso	124,348	U.S. Dollar	6,961	04/15/26	UBS AG	(32)

Mexico Peso	99,745	U.S. Dollar	5,589	04/15/26	UBS AG	(31)

Mexico Peso	1,555,280	U.S. Dollar	87,145	04/15/26	UBS AG	(479)

Mexico Peso	3,888,208	U.S. Dollar	217,863	04/15/26	UBS AG	(1,196)

Norwegian Krone	18,089	U.S. Dollar	1,857	04/01/26	UBS AG	11

Norwegian Krone	15,013	U.S. Dollar	1,537	04/15/26	UBS AG	13

Norwegian Krone	18,089	U.S. Dollar	1,851	04/15/26	UBS AG	17

Norwegian Krone	18,945	U.S. Dollar	1,964	04/15/26	UBS AG	(7)

Norwegian Krone	20,406	U.S. Dollar	2,096	04/15/26	UBS AG	12

Norwegian Krone	25,935	U.S. Dollar	2,667	04/15/26	UBS AG	11

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Norwegian Krone	49,329	U.S. Dollar	5,094	04/15/26	UBS AG	$0 [1]

Norwegian Krone	133,431	U.S. Dollar	13,774	04/15/26	UBS AG	5

Norwegian Krone	400,298	U.S. Dollar	41,324	04/15/26	UBS AG	14

Norwegian Krone	1,770	U.S. Dollar	181	04/15/26	UBS AG	1

Norwegian Krone	13,277	U.S. Dollar	1,379	04/15/26	UBS AG	(8)

Norwegian Krone	25,027	U.S. Dollar	2,601	04/15/26	UBS AG	(17)

Norwegian Krone	109,894	U.S. Dollar	11,442	04/15/26	UBS AG	(93)

Norwegian Krone	119,884	U.S. Dollar	12,428	04/15/26	UBS AG	(48)

Norwegian Krone	140,845	U.S. Dollar	14,554	04/15/26	UBS AG	(9)

Norwegian Krone	329,681	U.S. Dollar	34,326	04/15/26	UBS AG	(280)

Norwegian Krone	359,652	U.S. Dollar	37,283	04/15/26	UBS AG	(143)

Norwegian Krone	422,537	U.S. Dollar	43,661	04/15/26	UBS AG	(27)

Norwegian Krone	456,112	U.S. Dollar	47,250	04/15/26	UBS AG	(148)

Norwegian Krone	1,368,339	U.S. Dollar	141,750	04/15/26	UBS AG	(444)

New Zealand Dollar	100,000	U.S. Dollar	57,085	04/01/26	UBS AG	382

New Zealand Dollar	25,000	U.S. Dollar	14,859	04/15/26	UBS AG	(486)

New Zealand Dollar	75,000	U.S. Dollar	44,578	04/15/26	UBS AG	(1,457)

New Zealand Dollar	25,000	U.S. Dollar	14,861	04/15/26	UBS AG	(487)

New Zealand Dollar	50,000	U.S. Dollar	29,422	04/15/26	UBS AG	(675)

New Zealand Dollar	75,000	U.S. Dollar	44,582	04/15/26	UBS AG	(1,461)

New Zealand Dollar	150,000	U.S. Dollar	88,267	04/15/26	UBS AG	(2,024)

New Zealand Dollar	100,000	U.S. Dollar	57,880	04/15/26	UBS AG	(385)

Poland Zloty	2,437	U.S. Dollar	651	04/15/26	UBS AG	5

Poland Zloty	2,803	U.S. Dollar	755	04/15/26	UBS AG	0 [1]

Poland Zloty	4	U.S. Dollar	1	04/15/26	UBS AG	0 [1]

Poland Zloty	2,063	U.S. Dollar	554	04/15/26	UBS AG	2

Poland Zloty	677	U.S. Dollar	184	04/15/26	UBS AG	(2)

Poland Zloty	369,106	U.S. Dollar	99,848	04/15/26	UBS AG	(421)

Sweden Krona	2,558	U.S. Dollar	270	04/01/26	UBS AG	0 [1]

Sweden Krona	952,365	U.S. Dollar	99,478	04/01/26	UBS AG	1,130

Sweden Krona	6,210	U.S. Dollar	649	04/02/26	UBS AG	7

Sweden Krona	478	U.S. Dollar	50	04/02/26	UBS AG	1

Sweden Krona	191	U.S. Dollar	20	04/02/26	UBS AG	0 [1]

Sweden Krona	1,550	U.S. Dollar	162	04/02/26	UBS AG	2

Sweden Krona	11,349	U.S. Dollar	1,198	04/15/26	UBS AG	1

Sweden Krona	447,658	U.S. Dollar	48,749	04/15/26	UBS AG	(1,422)

Sweden Krona	447,657	U.S. Dollar	49,179	04/15/26	UBS AG	(1,852)

Sweden Krona	920,536	U.S. Dollar	100,245	04/15/26	UBS AG	(2,924)

Sweden Krona	920,535	U.S. Dollar	101,128	04/15/26	UBS AG	(3,807)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Sweden Krona	6,184	U.S. Dollar	667	04/15/26	UBS AG	$(13)

Sweden Krona	4,186	U.S. Dollar	447	04/15/26	UBS AG	(5)

Sweden Krona	539	U.S. Dollar	59	04/15/26	UBS AG	(2)

Sweden Krona	23,675	U.S. Dollar	2,517	04/15/26	UBS AG	(14)

Sweden Krona	18,896	U.S. Dollar	2,005	04/15/26	UBS AG	(8)

Sweden Krona	49,958	U.S. Dollar	5,404	04/15/26	UBS AG	(123)

Singapore Dollar	244	U.S. Dollar	189	04/01/26	UBS AG	0 [1]

Singapore Dollar	128,864	U.S. Dollar	100,000	04/01/26	UBS AG	236

Singapore Dollar	129,547	U.S. Dollar	100,384	04/02/26	UBS AG	391

Singapore Dollar	1,476	U.S. Dollar	1,153	04/15/26	UBS AG	(4)

Singapore Dollar	126,579	U.S. Dollar	99,253	04/15/26	UBS AG	(689)

Singapore Dollar	126,900	U.S. Dollar	100,474	04/15/26	UBS AG	(1,659)

Singapore Dollar	632,023	U.S. Dollar	500,407	04/15/26	UBS AG	(8,264)

Singapore Dollar	1,123	U.S. Dollar	883	04/15/26	UBS AG	(9)

Singapore Dollar	283	U.S. Dollar	221	05/20/26	UBS AG	(0)[1]

Singapore Dollar	129,108	U.S. Dollar	100,501	05/20/26	UBS AG	278

Singapore Dollar	496	U.S. Dollar	389	05/20/26	UBS AG	(2)

Singapore Dollar	828	U.S. Dollar	649	05/20/26	UBS AG	(3)

Taiwan Dollar	2,049	U.S. Dollar	64	06/17/26	UBS AG	0 [1]

Taiwan Dollar	4,345	U.S. Dollar	137	06/17/26	UBS AG	(0)[1]

Taiwan Dollar	10,591	U.S. Dollar	334	06/17/26	UBS AG	(1)

Taiwan Dollar	18,532	U.S. Dollar	581	06/17/26	UBS AG	2

Taiwan Dollar	20,709	U.S. Dollar	646	06/17/26	UBS AG	5

Taiwan Dollar	24,416	U.S. Dollar	763	06/17/26	UBS AG	5

Taiwan Dollar	29,854	U.S. Dollar	936	06/17/26	UBS AG	3

Taiwan Dollar	36,482	U.S. Dollar	1,144	06/17/26	UBS AG	3

Taiwan Dollar	46,953	U.S. Dollar	1,472	06/17/26	UBS AG	4

Taiwan Dollar	47,489	U.S. Dollar	1,483	06/17/26	UBS AG	10

Taiwan Dollar	82,517	U.S. Dollar	2,591	06/17/26	UBS AG	4

Taiwan Dollar	958,985	U.S. Dollar	29,971	06/17/26	UBS AG	185

Taiwan Dollar	2,179,363	U.S. Dollar	68,107	06/17/26	UBS AG	426

Taiwan Dollar	21,054	U.S. Dollar	661	06/17/26	UBS AG	1

South Africa Rand	4,072	U.S. Dollar	239	04/01/26	UBS AG	2

South Africa Rand	86	U.S. Dollar	5	04/01/26	UBS AG	0 [1]

South Africa Rand	17	U.S. Dollar	1	04/02/26	UBS AG	0 [1]

South Africa Rand	68,042	U.S. Dollar	3,971	04/15/26	UBS AG	45

South Africa Rand	84,795	U.S. Dollar	4,972	04/15/26	UBS AG	34

South Africa Rand	86,764	U.S. Dollar	5,135	04/15/26	UBS AG	(14)

South Africa Rand	50,815	U.S. Dollar	3,026	04/15/26	UBS AG	(26)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

South Africa Rand	67,528	U.S. Dollar	4,001	04/15/26	UBS AG	$(15)

South Africa Rand	92,207	U.S. Dollar	5,437	04/15/26	UBS AG	5

South Africa Rand	690,532	U.S. Dollar	41,560	04/15/26	UBS AG	(800)

South Africa Rand	1,381,062	U.S. Dollar	83,120	04/15/26	UBS AG	(1,600)

South Africa Rand	4,154	U.S. Dollar	241	04/15/26	UBS AG	4

South Africa Rand	4,158	U.S. Dollar	242	04/15/26	UBS AG	3

South Africa Rand	12,478	U.S. Dollar	761	04/15/26	UBS AG	(25)

South Africa Rand	16,076	U.S. Dollar	956	04/15/26	UBS AG	(7)

South Africa Rand	441,642	U.S. Dollar	26,260	04/15/26	UBS AG	(191)

South Africa Rand	531,319	U.S. Dollar	32,421	04/15/26	UBS AG	(1,058)

South Africa Rand	883,282	U.S. Dollar	52,520	04/15/26	UBS AG	(383)

South Africa Rand	1,062,635	U.S. Dollar	64,841	04/15/26	UBS AG	(2,117)

South Africa Rand	36,234	U.S. Dollar	2,162	04/15/26	UBS AG	(23)

U.S. Dollar	35,147	Australian Dollar	50,042	04/15/26	UBS AG	627

U.S. Dollar	69,350	Australian Dollar	100,000	04/15/26	UBS AG	368

U.S. Dollar	35,639	Australian Dollar	49,958	04/15/26	UBS AG	1,177

U.S. Dollar	173	Canadian Dollar	241	04/01/26	UBS AG	(0)[1]

U.S. Dollar	31,747	Canadian Dollar	44,336	04/01/26	UBS AG	(125)

U.S. Dollar	63,996	Canadian Dollar	89,363	04/01/26	UBS AG	(246)

U.S. Dollar	291	Canadian Dollar	406	04/01/26	UBS AG	(1)

U.S. Dollar	4,257	Canadian Dollar	5,942	04/01/26	UBS AG	(14)

U.S. Dollar	133	Canadian Dollar	183	04/15/26	UBS AG	2

U.S. Dollar	99,652	Canadian Dollar	136,669	04/15/26	UBS AG	1,342

U.S. Dollar	100,345	Canadian Dollar	139,628	04/15/26	UBS AG	(94)

U.S. Dollar	99,750	Canadian Dollar	137,624	04/15/26	UBS AG	753

U.S. Dollar	100,626	Canadian Dollar	137,648	04/15/26	UBS AG	1,611

U.S. Dollar	228	Canadian Dollar	309	04/15/26	UBS AG	5

U.S. Dollar	30	Canadian Dollar	41	04/15/26	UBS AG	1

U.S. Dollar	30	Canadian Dollar	41	04/15/26	UBS AG	1

U.S. Dollar	100,761	Canadian Dollar	140,288	04/15/26	UBS AG	(152)

U.S. Dollar	99,745	Canadian Dollar	137,333	04/15/26	UBS AG	957

U.S. Dollar	101	Canadian Dollar	139	04/15/26	UBS AG	1

U.S. Dollar	100,303	Canadian Dollar	139,180	04/15/26	UBS AG	187

U.S. Dollar	1,495	Swiss Franc	1,193	04/01/26	UBS AG	3

U.S. Dollar	1,187	Swiss Franc	950	04/02/26	UBS AG	(1)

U.S. Dollar	41,176	Swiss Franc	32,945	04/02/26	UBS AG	(35)

U.S. Dollar	58,824	Swiss Franc	47,070	04/02/26	UBS AG	(57)

U.S. Dollar	48	Swiss Franc	37	04/15/26	UBS AG	1

U.S. Dollar	99,662	Swiss Franc	79,273	04/15/26	UBS AG	346

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	93		Swiss Franc	72	04/15/26	UBS AG	$3

U.S. Dollar	100,054		Swiss Franc	77,986	04/15/26	UBS AG	2,350

U.S. Dollar	1,630		Swiss Franc	1,289	04/15/26	UBS AG	15

U.S. Dollar	1,331		Swiss Franc	1,047	04/15/26	UBS AG	19

U.S. Dollar	741		Swiss Franc	578	04/15/26	UBS AG	17

U.S. Dollar	100,027		Swiss Franc	79,070	04/15/26	UBS AG	965

U.S. Dollar	628		Swiss Franc	494	04/15/26	UBS AG	9

U.S. Dollar	1,567		Swiss Franc	1,251	04/15/26	UBS AG	0 [1]

U.S. Dollar	1,491		Swiss Franc	1,191	04/15/26	UBS AG	(1)

U.S. Dollar	101,134		Swiss Franc	79,372	04/15/26	UBS AG	1,694

U.S. Dollar	51		Chinese Offshore Yuan	353	04/01/26	UBS AG	(0)[1]

U.S. Dollar	572		Chinese Offshore Yuan	3,952	04/02/26	UBS AG	(2)

U.S. Dollar	2,264		Chinese Offshore Yuan	15,552	04/15/26	UBS AG	3

U.S. Dollar	59		Chinese Offshore Yuan	407	04/15/26	UBS AG	(0)[1]

U.S. Dollar	51		Chinese Offshore Yuan	353	04/15/26	UBS AG	(0)[1]

U.S. Dollar	99,343		Chinese Offshore Yuan	684,988	04/15/26	UBS AG	(228)

U.S. Dollar	96,075		Chinese Offshore Yuan	661,490	04/15/26	UBS AG	(80)

U.S. Dollar	74		Chinese Offshore Yuan	511	04/15/26	UBS AG	0 [1]

U.S. Dollar	64		Chinese Offshore Yuan	438	04/15/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Chinese Offshore Yuan	2	04/15/26	UBS AG	0 [1]

U.S. Dollar	3,666		Chinese Offshore Yuan	25,172	05/20/26	UBS AG	(2)

U.S. Dollar	574		Chinese Offshore Yuan	3,952	05/20/26	UBS AG	(2)

U.S. Dollar	2,300		Chinese Offshore Yuan	15,757	05/20/26	UBS AG	5

U.S. Dollar	114,804		Euro	100,000	04/01/26	UBS AG	(787)

U.S. Dollar	116,242		Euro	100,000	04/15/26	UBS AG	569

U.S. Dollar	230,439		Euro	200,000	04/15/26	UBS AG	(906)

U.S. Dollar	115,610		Euro	100,000	04/15/26	UBS AG	(63)

U.S. Dollar	114,739		Euro	100,000	04/15/26	UBS AG	(934)

U.S. Dollar	115,724		Euro	100,000	04/15/26	UBS AG	51

U.S. Dollar	115,724		Euro	100,000	04/15/26	UBS AG	51

U.S. Dollar	115,724		Euro	100,000	04/15/26	UBS AG	51

U.S. Dollar	115,128		Euro	100,000	04/15/26	UBS AG	(545)

U.S. Dollar	114,546		Euro	100,000	04/15/26	UBS AG	(1,127)

U.S. Dollar	132,319		British Pound	100,000	04/01/26	UBS AG	(41)

U.S. Dollar	132,837		British Pound	100,000	04/15/26	UBS AG	479

U.S. Dollar	132,527		British Pound	100,000	04/15/26	UBS AG	170

U.S. Dollar	131,948		British Pound	100,000	04/15/26	UBS AG	(409)

U.S. Dollar	557		Hungarian Forint	188,024	04/01/26	UBS AG	(8)

U.S. Dollar	57		Hungarian Forint	19,236	04/02/26	UBS AG	(1)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	97,440		Hungarian Forint	33,362,802	04/15/26	UBS AG	$(2,768)

U.S. Dollar	7,363		Hungarian Forint	2,479,042	04/15/26	UBS AG	(83)

U.S. Dollar	1,978		Hungarian Forint	664,987	04/15/26	UBS AG	(20)

U.S. Dollar	1,183		Hungarian Forint	407,179	04/15/26	UBS AG	(40)

U.S. Dollar	1,230		Hungarian Forint	415,348	04/15/26	UBS AG	(18)

U.S. Dollar	77		Hungarian Forint	25,485	04/15/26	UBS AG	0[1]

U.S. Dollar	782		Hungarian Forint	263,935	04/15/26	UBS AG	(10)

U.S. Dollar	1,320		Indian Rupee	123,845	06/17/26	UBS AG	25

U.S. Dollar	1,080		Indian Rupee	100,286	06/17/26	UBS AG	31

U.S. Dollar	537		Indian Rupee	50,087	06/17/26	UBS AG	13

U.S. Dollar	24,468		Indian Rupee	2,261,357	06/17/26	UBS AG	815

U.S. Dollar	3,563		Indian Rupee	331,340	06/17/26	UBS AG	97

U.S. Dollar	2,386		Indian Rupee	221,640	06/17/26	UBS AG	68

U.S. Dollar	1,082		Indian Rupee	100,466	06/17/26	UBS AG	31

U.S. Dollar	804		Indian Rupee	76,083	06/17/26	UBS AG	8

U.S. Dollar	2,928		Indian Rupee	277,053	06/17/26	UBS AG	30

U.S. Dollar	93,167		Indian Rupee	8,642,855	06/17/26	UBS AG	2,766

U.S. Dollar	89,805		Indian Rupee	8,364,054	06/17/26	UBS AG	2,320

U.S. Dollar	70,080		Indian Rupee	6,505,375	06/17/26	UBS AG	2,036

U.S. Dollar	18,633		Indian Rupee	1,728,564	06/17/26	UBS AG	553

U.S. Dollar	17,961		Indian Rupee	1,672,804	06/17/26	UBS AG	464

U.S. Dollar	14,016		Indian Rupee	1,301,069	06/17/26	UBS AG	407

U.S. Dollar	8,981		Indian Rupee	836,405	06/17/26	UBS AG	233

U.S. Dollar	1,796		Indian Rupee	167,281	06/17/26	UBS AG	47

U.S. Dollar	0	[1]	Indian Rupee	6	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	7	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	7	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	1	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	1	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	3	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	3	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	2	06/17/26	UBS AG	0	[1]

U.S. Dollar	414		Indian Rupee	38,652	06/17/26	UBS AG	10

U.S. Dollar	138		Indian Rupee	12,858	06/17/26	UBS AG	4

U.S. Dollar	4		Indian Rupee	373	06/17/26	UBS AG	0	[1]

U.S. Dollar	1,993		Indian Rupee	185,899	06/17/26	UBS AG	49

U.S. Dollar	1,207		Indian Rupee	112,413	06/17/26	UBS AG	31

U.S. Dollar	330		Indian Rupee	30,806	06/17/26	UBS AG	8

U.S. Dollar	94,128		Indian Rupee	8,735,789	06/17/26	UBS AG	2,754

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	86,956		Indian Rupee	8,344,228	06/17/26	UBS AG	$(322)

U.S. Dollar	18,825		Indian Rupee	1,747,151	06/17/26	UBS AG	551

U.S. Dollar	13,044		Indian Rupee	1,251,796	06/17/26	UBS AG	(49)

U.S. Dollar	8,429		Indian Rupee	778,826	06/17/26	UBS AG	283

U.S. Dollar	1,819		Indian Rupee	172,299	06/17/26	UBS AG	17

U.S. Dollar	680		Indian Rupee	63,426	06/17/26	UBS AG	17

U.S. Dollar	162		Indian Rupee	15,345	06/17/26	UBS AG	1

U.S. Dollar	0	[1]	Indian Rupee	7	06/17/26	UBS AG	0[1]

U.S. Dollar	0	[1]	Indian Rupee	3	06/17/26	UBS AG	0[1]

U.S. Dollar	559		Indian Rupee	51,431	06/17/26	UBS AG	21

U.S. Dollar	534		Indian Rupee	49,199	06/17/26	UBS AG	20

U.S. Dollar	107		Indian Rupee	9,840	06/17/26	UBS AG	4

U.S. Dollar	69		Indian Rupee	6,348	06/17/26	UBS AG	3

U.S. Dollar	0	[1]	Indian Rupee	1	06/17/26	UBS AG	0[1]

U.S. Dollar	0	[1]	Indian Rupee	1	06/17/26	UBS AG	0[1]

U.S. Dollar	133,036		Indian Rupee	12,360,212	06/17/26	UBS AG	3,752

U.S. Dollar	26,607		Indian Rupee	2,472,031	06/17/26	UBS AG	750

U.S. Dollar	0	[1]	Indian Rupee	9	06/17/26	UBS AG	0[1]

U.S. Dollar	0	[1]	Indian Rupee	3	06/17/26	UBS AG	0[1]

U.S. Dollar	557		Japanese Yen	89,145	04/01/26	UBS AG	(5)

U.S. Dollar	3,697		Japanese Yen	591,638	04/01/26	UBS AG	(31)

U.S. Dollar	13,043		Japanese Yen	2,075,715	04/02/26	UBS AG	(39)

U.S. Dollar	86,957		Japanese Yen	13,840,685	04/02/26	UBS AG	(270)

U.S. Dollar	102,918		Japanese Yen	16,363,719	04/15/26	UBS AG	(344)

U.S. Dollar	91,964		Japanese Yen	14,645,639	04/15/26	UBS AG	(456)

U.S. Dollar	202,822		Japanese Yen	32,041,314	04/15/26	UBS AG	629

U.S. Dollar	104,029		Japanese Yen	16,554,580	04/15/26	UBS AG	(437)

U.S. Dollar	100,402		Japanese Yen	15,748,685	04/15/26	UBS AG	1,021

U.S. Dollar	76,222		Japanese Yen	12,036,993	04/15/26	UBS AG	264

U.S. Dollar	57,105		Japanese Yen	9,018,062	04/15/26	UBS AG	198

U.S. Dollar	7,261		Japanese Yen	1,154,143	04/15/26	UBS AG	(22)

U.S. Dollar	4,258		Japanese Yen	680,144	04/15/26	UBS AG	(34)

U.S. Dollar	3,538		Japanese Yen	564,054	04/15/26	UBS AG	(21)

U.S. Dollar	1,524		Japanese Yen	241,954	04/15/26	UBS AG	(3)

U.S. Dollar	1,272		Japanese Yen	202,984	04/15/26	UBS AG	(9)

U.S. Dollar	92,137		Japanese Yen	14,465,365	04/15/26	UBS AG	855

U.S. Dollar	92,007		Japanese Yen	14,465,365	04/15/26	UBS AG	725

U.S. Dollar	69,028		Japanese Yen	10,837,387	04/15/26	UBS AG	640

U.S. Dollar	68,931		Japanese Yen	10,837,387	04/15/26	UBS AG	543

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	64,112		Japanese Yen	10,134,081	04/15/26	UBS AG	$162

U.S. Dollar	48,033		Japanese Yen	7,592,409	04/15/26	UBS AG	122

U.S. Dollar	76,094		Japanese Yen	12,036,993	04/15/26	UBS AG	135

U.S. Dollar	57,009		Japanese Yen	9,018,062	04/15/26	UBS AG	101

U.S. Dollar	62,237		Korean Won	91,074,746	06/17/26	UBS AG	2,635

U.S. Dollar	31,119		Korean Won	45,537,647	06/17/26	UBS AG	1,317

U.S. Dollar	1		Korean Won	1,167	06/17/26	UBS AG	0	[1]

U.S. Dollar	31,148		Korean Won	45,692,791	06/17/26	UBS AG	1,245

U.S. Dollar	15,574		Korean Won	22,846,533	06/17/26	UBS AG	623

U.S. Dollar	2,375		Korean Won	3,547,632	06/17/26	UBS AG	53

U.S. Dollar	2,328		Korean Won	3,456,754	06/17/26	UBS AG	66

U.S. Dollar	1,073		Korean Won	1,603,470	06/17/26	UBS AG	24

U.S. Dollar	713		Korean Won	1,058,634	06/17/26	UBS AG	20

U.S. Dollar	652		Korean Won	979,617	06/17/26	UBS AG	11

U.S. Dollar	118		Korean Won	177,299	06/17/26	UBS AG	2

U.S. Dollar	109		Korean Won	163,996	06/17/26	UBS AG	2

U.S. Dollar	0	[1]	Korean Won	586	06/17/26	UBS AG	0[1]

U.S. Dollar	3,805		Korean Won	5,661,574	06/17/26	UBS AG	100

U.S. Dollar	2,857		Korean Won	4,164,506	06/17/26	UBS AG	132

U.S. Dollar	2,833		Korean Won	4,238,423	06/17/26	UBS AG	59

U.S. Dollar	1,841		Korean Won	2,769,085	06/17/26	UBS AG	29

U.S. Dollar	1,544		Korean Won	2,349,536	06/17/26	UBS AG	6

U.S. Dollar	180		Korean Won	271,813	06/17/26	UBS AG	2

U.S. Dollar	12,652		Korean Won	18,650,118	06/17/26	UBS AG	446

U.S. Dollar	6,326		Korean Won	9,325,115	06/17/26	UBS AG	223

U.S. Dollar	0	[1]	Korean Won	238	06/17/26	UBS AG	0	[1]

U.S. Dollar	15,695		Korean Won	23,001,813	06/17/26	UBS AG	642

U.S. Dollar	7,848		Korean Won	11,500,976	06/17/26	UBS AG	321

U.S. Dollar	0	[1]	Korean Won	295	06/17/26	UBS AG	0	[1]

U.S. Dollar	100,000		Korean Won	148,238,000	06/17/26	UBS AG	2,988

U.S. Dollar	14,825		Korean Won	21,758,472	06/17/26	UBS AG	585

U.S. Dollar	7,412		Korean Won	10,879,301	06/17/26	UBS AG	293

U.S. Dollar	1,028		Korean Won	1,531,432	06/17/26	UBS AG	26

U.S. Dollar	0	[1]	Korean Won	279	06/17/26	UBS AG	0	[1]

U.S. Dollar	2,489		Korean Won	3,654,972	06/17/26	UBS AG	97

U.S. Dollar	551		Korean Won	838,468	06/17/26	UBS AG	2

U.S. Dollar	524		Korean Won	788,222	06/17/26	UBS AG	8

U.S. Dollar	100,000		Korean Won	146,636,400	06/17/26	UBS AG	4,036

U.S. Dollar	1,682		Korean Won	2,483,624	06/17/26	UBS AG	57

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	62,508		Korean Won	91,074,747	06/17/26	UBS AG	$2,906

U.S. Dollar	31,254		Korean Won	45,537,648	06/17/26	UBS AG	1,453

U.S. Dollar	213		Korean Won	311,571	06/17/26	UBS AG	9

U.S. Dollar	107		Korean Won	155,787	06/17/26	UBS AG	5

U.S. Dollar	1		Korean Won	1,167	06/17/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Korean Won	4	06/17/26	UBS AG	0 [1]

U.S. Dollar	9,413		Mexico Peso	170,402	04/01/26	UBS AG	(93)

U.S. Dollar	334		Mexico Peso	5,997	04/06/26	UBS AG	(0)[1]

U.S. Dollar	5,409		Mexico Peso	96,679	04/15/26	UBS AG	22

U.S. Dollar	11,589		Mexico Peso	205,178	04/15/26	UBS AG	156

U.S. Dollar	3,279		Mexico Peso	58,513	04/15/26	UBS AG	18

U.S. Dollar	2,864		Mexico Peso	50,794	04/15/26	UBS AG	34

U.S. Dollar	482		Mexico Peso	8,449	04/15/26	UBS AG	11

U.S. Dollar	6,005		Mexico Peso	106,464	04/15/26	UBS AG	73

U.S. Dollar	3,333		Mexico Peso	59,230	04/15/26	UBS AG	33

U.S. Dollar	1,851		Norwegian Krone	18,089	04/01/26	UBS AG	(17)

U.S. Dollar	32		Norwegian Krone	313	04/07/26	UBS AG	(0)[1]

U.S. Dollar	54		Norwegian Krone	528	04/07/26	UBS AG	(1)

U.S. Dollar	46,412		Norwegian Krone	450,019	04/15/26	UBS AG	(61)

U.S. Dollar	46,323		Norwegian Krone	449,763	04/15/26	UBS AG	(123)

U.S. Dollar	6,037		Norwegian Krone	58,478	04/15/26	UBS AG	(2)

U.S. Dollar	2,399		Norwegian Krone	23,280	04/15/26	UBS AG	(5)

U.S. Dollar	251		Norwegian Krone	2,430	04/15/26	UBS AG	(0)[1]

U.S. Dollar	1,478		Norwegian Krone	14,302	04/15/26	UBS AG	1

U.S. Dollar	2,698		Norwegian Krone	25,897	04/15/26	UBS AG	24

U.S. Dollar	1,008		Norwegian Krone	9,747	04/15/26	UBS AG	1

U.S. Dollar	4,387		Norwegian Krone	41,955	04/15/26	UBS AG	54

U.S. Dollar	2,381		Norwegian Krone	22,946	04/15/26	UBS AG	12

U.S. Dollar	607		Norwegian Krone	5,767	04/15/26	UBS AG	12

U.S. Dollar	57,110		New Zealand Dollar	100,000	04/01/26	UBS AG	(357)

U.S. Dollar	58,924		New Zealand Dollar	100,000	04/15/26	UBS AG	1,429

U.S. Dollar	58,628		New Zealand Dollar	100,000	04/15/26	UBS AG	1,133

U.S. Dollar	57,888		New Zealand Dollar	100,000	04/15/26	UBS AG	392

U.S. Dollar	58,233		New Zealand Dollar	100,000	04/15/26	UBS AG	737

U.S. Dollar	57,110		New Zealand Dollar	100,000	04/15/26	UBS AG	(385)

U.S. Dollar	118,250		New Zealand Dollar	200,000	04/15/26	UBS AG	3,260

U.S. Dollar	58,936		New Zealand Dollar	100,000	04/15/26	UBS AG	1,440

U.S. Dollar	61,539		Poland Zloty	229,300	04/02/26	UBS AG	(230)

U.S. Dollar	38,461		Poland Zloty	143,321	04/02/26	UBS AG	(147)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	450		Poland Zloty	1,657	04/15/26	UBS AG	$4

U.S. Dollar	99,278		Poland Zloty	370,343	04/15/26	UBS AG	(483)

U.S. Dollar	54		Poland Zloty	197	04/15/26	UBS AG	1

U.S. Dollar	1,219		Poland Zloty	4,503	04/15/26	UBS AG	6

U.S. Dollar	105		Poland Zloty	389	04/15/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Poland Zloty	1	04/15/26	UBS AG	0 [1]

U.S. Dollar	1		Sweden Krona	9	04/01/26	UBS AG	0 [1]

U.S. Dollar	100,000		Sweden Krona	954,914	04/01/26	UBS AG	(877)

U.S. Dollar	1,169		Sweden Krona	10,644	04/15/26	UBS AG	44

U.S. Dollar	98,116		Sweden Krona	914,853	04/15/26	UBS AG	1,396

U.S. Dollar	155		Sweden Krona	1,466	04/15/26	UBS AG	0 [1]

U.S. Dollar	147		Sweden Krona	1,337	04/15/26	UBS AG	6

U.S. Dollar	145		Sweden Krona	1,336	04/15/26	UBS AG	4

U.S. Dollar	1		Sweden Krona	9	04/15/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Sweden Krona	2	04/15/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Sweden Krona	2	04/15/26	UBS AG	0 [1]

U.S. Dollar	1,868		Sweden Krona	17,297	04/15/26	UBS AG	39

U.S. Dollar	1,784		Sweden Krona	16,545	04/15/26	UBS AG	34

U.S. Dollar	252		Sweden Krona	2,379	04/15/26	UBS AG	1

U.S. Dollar	101,802		Sweden Krona	935,875	04/15/26	UBS AG	2,859

U.S. Dollar	873		Sweden Krona	8,201	04/15/26	UBS AG	6

U.S. Dollar	99,548		Sweden Krona	952,365	04/15/26	UBS AG	(1,137)

U.S. Dollar	100,161		Singapore Dollar	129,108	04/01/26	UBS AG	(265)

U.S. Dollar	373		Singapore Dollar	481	04/02/26	UBS AG	(1)

U.S. Dollar	54,546		Singapore Dollar	70,396	04/02/26	UBS AG	(215)

U.S. Dollar	45,454		Singapore Dollar	58,670	04/02/26	UBS AG	(186)

U.S. Dollar	98,090		Singapore Dollar	124,930	04/15/26	UBS AG	810

U.S. Dollar	95,808		Singapore Dollar	121,792	04/15/26	UBS AG	971

U.S. Dollar	99,172		Singapore Dollar	126,850	04/15/26	UBS AG	397

U.S. Dollar	1,775		Singapore Dollar	2,253	04/15/26	UBS AG	20

U.S. Dollar	464		Singapore Dollar	592	04/15/26	UBS AG	3

U.S. Dollar	423		Singapore Dollar	539	04/15/26	UBS AG	3

U.S. Dollar	602		Singapore Dollar	769	04/15/26	UBS AG	4

U.S. Dollar	98,688		Singapore Dollar	125,741	04/15/26	UBS AG	776

U.S. Dollar	437		Singapore Dollar	559	04/15/26	UBS AG	2

U.S. Dollar	415		Singapore Dollar	524	04/15/26	UBS AG	7

U.S. Dollar	223		Singapore Dollar	283	04/15/26	UBS AG	3

U.S. Dollar	101,763		Singapore Dollar	129,168	04/15/26	UBS AG	1,182

U.S. Dollar	100,721		Singapore Dollar	129,547	05/20/26	UBS AG	(401)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	100,322		Singapore Dollar	128,320	05/20/26	UBS AG	$157

U.S. Dollar	99,732		Singapore Dollar	127,859	05/20/26	UBS AG	(72)

U.S. Dollar	99,784		Singapore Dollar	127,551	05/20/26	UBS AG	220

U.S. Dollar	186,453		Taiwan Dollar	5,906,525	06/17/26	UBS AG	715

U.S. Dollar	113,420		Taiwan Dollar	3,606,088	06/17/26	UBS AG	22

U.S. Dollar	94,027		Taiwan Dollar	2,984,349	06/17/26	UBS AG	181

U.S. Dollar	46,613		Taiwan Dollar	1,476,625	06/17/26	UBS AG	179

U.S. Dollar	28,355		Taiwan Dollar	901,517	06/17/26	UBS AG	6

U.S. Dollar	23,507		Taiwan Dollar	746,085	06/17/26	UBS AG	45

U.S. Dollar	0	[1]	Taiwan Dollar	1	06/17/26	UBS AG	0 [1]

U.S. Dollar	3,030		Taiwan Dollar	96,508	06/17/26	UBS AG	(5)

U.S. Dollar	2,462		Taiwan Dollar	77,998	06/17/26	UBS AG	9

U.S. Dollar	2,140		Taiwan Dollar	67,567	06/17/26	UBS AG	15

U.S. Dollar	1,965		Taiwan Dollar	62,039	06/17/26	UBS AG	14

U.S. Dollar	1,652		Taiwan Dollar	52,692	06/17/26	UBS AG	(5)

U.S. Dollar	1,554		Taiwan Dollar	49,681	06/17/26	UBS AG	(8)

U.S. Dollar	1,472		Taiwan Dollar	46,998	06/17/26	UBS AG	(6)

U.S. Dollar	1,362		Taiwan Dollar	43,648	06/17/26	UBS AG	(11)

U.S. Dollar	465		Taiwan Dollar	14,940	06/17/26	UBS AG	(5)

U.S. Dollar	133		Taiwan Dollar	4,260	06/17/26	UBS AG	(1)

U.S. Dollar	113		Taiwan Dollar	3,619	06/17/26	UBS AG	(1)

U.S. Dollar	85		Taiwan Dollar	2,703	06/17/26	UBS AG	0 [1]

U.S. Dollar	2,223		Taiwan Dollar	71,419	06/17/26	UBS AG	(23)

U.S. Dollar	919		Taiwan Dollar	29,529	06/17/26	UBS AG	(10)

U.S. Dollar	724		Taiwan Dollar	23,290	06/17/26	UBS AG	(8)

U.S. Dollar	987		Taiwan Dollar	31,688	06/17/26	UBS AG	(9)

U.S. Dollar	538		Taiwan Dollar	16,909	06/17/26	UBS AG	6

U.S. Dollar	135		Taiwan Dollar	4,227	06/17/26	UBS AG	2

U.S. Dollar	30		Taiwan Dollar	951	06/17/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Taiwan Dollar	1	06/17/26	UBS AG	0 [1]

U.S. Dollar	243		South Africa Rand	4,158	04/01/26	UBS AG	(3)

U.S. Dollar	368		South Africa Rand	6,295	04/02/26	UBS AG	(4)

U.S. Dollar	4,895		South Africa Rand	82,908	04/15/26	UBS AG	1

U.S. Dollar	2,917		South Africa Rand	48,673	04/15/26	UBS AG	44

U.S. Dollar	5,778		South Africa Rand	95,997	04/15/26	UBS AG	111

U.S. Dollar	2,570		South Africa Rand	41,996	04/15/26	UBS AG	91

U.S. Dollar	2,538		South Africa Rand	43,457	04/15/26	UBS AG	(27)

U.S. Dollar	1,764		South Africa Rand	29,965	04/15/26	UBS AG	(5)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty		(Depreciation)

U.S. Dollar	878	South Africa Rand	14,400	04/15/26	UBS AG		$28

						Total	$(9,397)

1 Dollar figures shown as $0 and ($0) are less than $0.50 and ($0.50), respectively.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Short-Term Investments

Repurchase Agreements	—	$4,066,000	—	$4,066,000

Total Investments in Securities	—	$4,066,000	—	$4,066,000

Financial Derivative Instruments - Assets

Commodity Futures Contracts	$42,415	—	—	$42,415

Equity Futures Contracts	7,512	—	—	7,512

Forward Foreign Currency Exchange Contracts	—	$83,576	—	83,576

Interest Rate Futures Contracts	42,419	—	—	42,419

Financial Derivative Instruments - Liabilities

Commodity Futures Contracts	(16,411)	—	—	(16,411)

Equity Futures Contracts	(35,021)	—	—	(35,021)

Forward Foreign Currency Exchange Contracts	—	(92,973)	—	(92,973)

Interest Rate Futures Contracts	(23,631)	—	—	(23,631)

Total Financial Derivative Instruments	$17,283	$(9,397)	—	$7,886

For the six months ended March 31, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at March 31, 2026:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments by risk	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity	Unrealized appreciation on futures contracts[1]	$42,415	Unrealized depreciation on futures contracts[1]	$16,411
Equity	Unrealized appreciation on futures contracts[1]	7,512	Unrealized depreciation on futures contracts[1]	35,021
Currency	Unrealized appreciation on forward foreign currency contracts	83,576	Unrealized depreciation on forward foreign currency contracts	92,973
Interest rate	Unrealized appreciation on futures contracts[1]	42,419	Unrealized depreciation on futures contracts[1]	23,631

	Totals	$175,922		$168,036

For the six months ended March 31, 2026, the effect of derivative instruments on the Consolidated Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/(Depreciation)

Derivatives not accounted for as hedging instruments by risk	Consolidated Statement of Operations Location	Realized Gain/(Loss)	Consolidated Statement of Operations Location	Change in Unrealized Appreciation/ (Depreciation)

Commodity	Net realized gain/(loss) on futures contracts	$304,459	Net change in unrealized appreciation/ (depreciation) on futures contracts	$(155,064)

Equity	Net realized gain/(loss) on futures contracts	262,939	Net change in unrealized appreciation/ (depreciation) on futures contracts	(72,854)

Currency	Net realized gain/(loss) on forward foreign currency exchange contracts	153,001	Net change in unrealized appreciation/ (depreciation) on forward foreign currency exchange contracts	(34,903)

Interest rate	Net realized gain/(loss) on futures contracts	(45,689)	Net change in unrealized appreciation/ (depreciation) on futures contracts	13,224

	Totals	$674,710		$(249,597)

1The AMG Systematica Managed Futures Strategy Fund had cash deposits with the futures broker of $2,224,466.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (unaudited) March 31, 2026

	Principal Amount	Value		Value

Short-Term Investments - 58.5%			Total Investments - 58.5%

Repurchase Agreements - 58.5%			(Cost $4,116,000)	$4,116,000

Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $4,116,383 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $4,198,353)	$4,116,000	$4,116,000	Derivatives - (1.1)%[1] Other Assets, less Liabilities - 42.6%[2] Net Assets - 100.0%	(76,248 2,999,335 $7,039,087)
Total Short-Term Investments (Cost $4,116,000)		4,116,000

1

Includes Futures Contracts, Forward Foreign Currency Exchange Contracts and Forward Commodity Exchange Contracts. Please refer to the Open Futures Contracts table, Open Forward Foreign Currency Exchange Contracts table and Open Forward Commodity Exchange Contracts table for the details.

2	Includes cash deposits for futures contracts of $3,031,563 which equates to 43.1% of net assets.

Open Futures Contracts

					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)

CAC 40	EUR	1	Long	04/17/26	$90,445	$(1,844)

Canadian 10 Year Government Bond	CAD	4	Long	06/19/26	345,079	(6,941)

Canola[1]	CAD	2	Long	05/14/26	21,042	(53)

Copper[1]	USD	1	Long	05/27/26	140,350	(7,202)

Corn [1]	USD	18	Long	05/14/26	411,975	2,397

EURO STOXX 50	EUR	1	Long	06/19/26	63,514	(1,509)

Euro-BTP	EUR	1	Long	06/08/26	134,402	(5,768)

Euro-OAT	EUR	2	Long	06/08/26	274,376	(9,525)

FTSE 100 Index	GBP	1	Long	06/19/26	134,994	(1,857)

FTSE China A50 Index	USD	2	Long	04/29/26	29,072	139

FTSE Taiwan Index	USD	3	Long	04/29/26	309,960	(16,980)

Hard Red Winter Wheat[1]	USD	1	Long	05/14/26	31,775	323

Lean Hogs[1]	USD	1	Long	06/12/26	42,020	(1,022)

Long Gilt	GBP	1	Long	06/26/26	116,199	(1,920)

MSCI Singapore Index	SGD	1	Long	04/29/26	33,958	92

OMX Stockholm 30	SEK	3	Long	04/17/26	92,535	(2,063)

Platinum[1]	USD	1	Long	07/29/26	98,510	968

S&P 500 E-Mini Index	USD	16	Long	06/18/26	5,256,600	(92,567)

S&P/TSX 60 Index Standard	CAD	1	Long	06/18/26	274,287	(1,856)

SET50 Index	THB	51	Long	06/29/26	297,340	2,972

SFE SPI 200 Index	AUD	1	Long	06/18/26	146,839	(2,141)

Soybean[1]	USD	6	Long	05/14/26	351,300	236

Soybean Meal[1]	USD	3	Long	05/14/26	94,920	(1,877)

Soybean Oil[1]	USD	5	Long	05/14/26	206,640	31,554

Topix Index	JPY	1	Long	06/11/26	220,787	(8,948)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)

VSTOXX	EUR	2	Long	04/15/26	$6,542	$51

VSTOXX	EUR	1	Long	05/20/26	3,051	(168)

Wheat[1]	USD	2	Long	05/14/26	61,625	970

Australian 10 Year Treasury Bond	AUD	14	Short	06/15/26	(1,040,826)	7,795

Australian 3 Year Treasury Bond	AUD	26	Short	06/15/26	(1,859,434)	9,396

Euro-Bobl	EUR	1	Short	06/08/26	(133,420)	(567)

Euro-Buxl	EUR	1	Short	06/08/26	(127,444)	(2,104)

Euro-Schatz	EUR	7	Short	06/08/26	(855,618)	2,569

Hang Seng China Enterprises Index	HKD	2	Short	04/29/26	(106,578)	99

Japan 10 Year Government Bond	JPY	2	Short	06/15/26	(1,642,166)	21,483

Korea 3 Year Government Bond	KRW	10	Short	06/16/26	(709,039)	8,852

Korea 3 Year Government Bond	KRW	21	Short	06/16/26	(1,419,332)	8,268

Natural Gas[1]	USD	1	Short	05/27/26	(30,060)	1,288

Natural Gas[1]	USD	1	Short	06/26/26	(32,330)	5,188

Natural Gas[1]	USD	1	Short	07/29/26	(33,000)	2,888

NIFTY 50 Index	USD	5	Short	04/28/26	(224,815)	4,325

Short-Term Euro-BTP	EUR	2	Short	06/08/26	(244,693)	(440)

Sugar#11[1]	USD	5	Short	04/30/26	(86,912)	(9,669)

U.S. Treasury 10 Year Note	USD	1	Short	06/18/26	(111,047)	(95)

U.S. Treasury 10 Year Ultra Bond	USD	1	Short	06/18/26	(113,516)	(267)

U.S. Treasury 2 Year Note	USD	6	Short	06/30/26	(1,244,672)	2,518

U.S. Treasury 5 Year Note	USD	2	Short	06/30/26	(216,359)	(64)

U.S. Treasury Ultra Bond	USD	1	Short	06/18/26	(116,562)	(94)

					Total	$(63,170)

1 Investment is held by AMG Systematica Subsidiary Fund II, a wholly-owned subsidiary of AMG Systematica Trend-Enhanced Markets Fund.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro Dollar

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen
KRW	South Korean Won

SEK	Sweden Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Open Forward Foreign Currency Exchange Contracts

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Australian Dollar	35,390	U.S. Dollar	24,856	04/15/26	UBS AG	$(443)

Australian Dollar	38,396	U.S. Dollar	26,967	04/15/26	UBS AG	(481)

Australian Dollar	100,000	U.S. Dollar	70,194	04/15/26	UBS AG	(1,212)

Australian Dollar	100,000	U.S. Dollar	70,219	04/15/26	UBS AG	(1,237)

Australian Dollar	32,130	U.S. Dollar	22,834	04/15/26	UBS AG	(670)

Australian Dollar	80,324	U.S. Dollar	57,084	04/15/26	UBS AG	(1,674)

Australian Dollar	100,000	U.S. Dollar	70,912	04/15/26	UBS AG	(1,930)

Australian Dollar	35,276	U.S. Dollar	25,151	04/15/26	UBS AG	(817)

Australian Dollar	38,271	U.S. Dollar	27,286	04/15/26	UBS AG	(886)

Australian Dollar	29,184	U.S. Dollar	20,466	04/15/26	UBS AG	(334)

Australian Dollar	40,162	U.S. Dollar	28,532	04/15/26	UBS AG	(827)

Australian Dollar	72,960	U.S. Dollar	51,165	04/15/26	UBS AG	(835)

Australian Dollar	100,000	U.S. Dollar	68,872	04/15/26	UBS AG	110

Australian Dollar	100,405	U.S. Dollar	71,330	04/15/26	UBS AG	(2,068)

Australian Dollar	100,000	U.S. Dollar	71,578	04/15/26	UBS AG	(2,596)

Australian Dollar	27,858	U.S. Dollar	19,542	04/15/26	UBS AG	(325)

Australian Dollar	69,644	U.S. Dollar	48,854	04/15/26	UBS AG	(812)

Canadian Dollar	515	U.S. Dollar	370	04/01/26	UBS AG	1

Canadian Dollar	151	U.S. Dollar	109	04/15/26	UBS AG	(0)[1]

Canadian Dollar	154	U.S. Dollar	114	04/15/26	UBS AG	(3)

Canadian Dollar	321	U.S. Dollar	236	04/15/26	UBS AG	(5)

Canadian Dollar	2,289	U.S. Dollar	1,676	04/15/26	UBS AG	(29)

Canadian Dollar	135,642	U.S. Dollar	99,714	04/15/26	UBS AG	(2,143)

Canadian Dollar	135,643	U.S. Dollar	100,034	04/15/26	UBS AG	(2,462)

Canadian Dollar	137,536	U.S. Dollar	100,397	04/15/26	UBS AG	(1,463)

Swiss Franc	3	U.S. Dollar	4	04/01/26	UBS AG	0 [1]

Swiss Franc	81,237	U.S. Dollar	101,540	04/01/26	UBS AG	69

Swiss Franc	125	U.S. Dollar	156	04/02/26	UBS AG	0 [1]

Swiss Franc	193	U.S. Dollar	248	04/15/26	UBS AG	(6)

Swiss Franc	58	U.S. Dollar	73	04/15/26	UBS AG	(0)[1]

Swiss Franc	385	U.S. Dollar	496	04/15/26	UBS AG	(14)

Swiss Franc	368	U.S. Dollar	469	04/15/26	UBS AG	(8)

Swiss Franc	624	U.S. Dollar	796	04/15/26	UBS AG	(14)

Swiss Franc	1	U.S. Dollar	1	04/15/26	UBS AG	(0)[1]

Swiss Franc	308	U.S. Dollar	392	04/15/26	UBS AG	(6)

Swiss Franc	685	U.S. Dollar	867	04/15/26	UBS AG	(8)

Chinese Offshore Yuan	381	U.S. Dollar	55	04/01/26	UBS AG	0 [1]

Chinese Offshore Yuan	4,262	U.S. Dollar	617	04/02/26	UBS AG	2

Chinese Offshore Yuan	293,218	U.S. Dollar	42,688	04/15/26	UBS AG	(65)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Chinese Offshore Yuan	310,496	U.S. Dollar	45,203	04/15/26	UBS AG	$(69)

Chinese Offshore Yuan	593,324	U.S. Dollar	86,378	04/15/26	UBS AG	(132)

Chinese Offshore Yuan	713,452	U.S. Dollar	103,378	04/15/26	UBS AG	330

Chinese Offshore Yuan	769,741	U.S. Dollar	112,289	04/15/26	UBS AG	(398)

Chinese Offshore Yuan	1,470,891	U.S. Dollar	214,572	04/15/26	UBS AG	(761)

Chinese Offshore Yuan	672,757	U.S. Dollar	98,307	04/15/26	UBS AG	(514)

Chinese Offshore Yuan	5,506	U.S. Dollar	799	04/15/26	UBS AG	1

Chinese Offshore Yuan	199,078	U.S. Dollar	29,041	04/15/26	UBS AG	(103)

Chinese Offshore Yuan	380,416	U.S. Dollar	55,495	04/15/26	UBS AG	(197)

Chinese Offshore Yuan	28,853	U.S. Dollar	4,175	04/15/26	UBS AG	19

Chinese Offshore Yuan	709,886	U.S. Dollar	102,976	04/15/26	UBS AG	215

Chinese Offshore Yuan	721,917	U.S. Dollar	104,736	04/15/26	UBS AG	203

Chinese Offshore Yuan	103	U.S. Dollar	15	04/15/26	UBS AG	(0)[1]

Chinese Offshore Yuan	15,741	U.S. Dollar	2,299	04/15/26	UBS AG	(11)

Chinese Offshore Yuan	57,714	U.S. Dollar	8,429	04/15/26	UBS AG	(40)

Chinese Offshore Yuan	312,538	U.S. Dollar	45,541	04/15/26	UBS AG	(110)

Chinese Offshore Yuan	330,954	U.S. Dollar	48,225	04/15/26	UBS AG	(117)

Chinese Offshore Yuan	632,418	U.S. Dollar	92,153	04/15/26	UBS AG	(223)

Chinese Offshore Yuan	29,771	U.S. Dollar	4,324	04/15/26	UBS AG	4

Chinese Offshore Yuan	1,393,892	U.S. Dollar	202,989	04/15/26	UBS AG	(371)

Chinese Offshore Yuan	207,538	U.S. Dollar	30,198	04/15/26	UBS AG	(30)

Chinese Offshore Yuan	226,003	U.S. Dollar	32,881	04/15/26	UBS AG	(29)

Chinese Offshore Yuan	486,799	U.S. Dollar	70,833	04/15/26	UBS AG	(71)

Chinese Offshore Yuan	530,112	U.S. Dollar	77,126	04/15/26	UBS AG	(68)

Chinese Offshore Yuan	5,951	U.S. Dollar	867	05/20/26	UBS AG	0 [1]

Chinese Offshore Yuan	438	U.S. Dollar	64	05/20/26	UBS AG	(0)[1]

Chinese Offshore Yuan	511	U.S. Dollar	75	05/20/26	UBS AG	(0)[1]

Euro	100,000	U.S. Dollar	116,196	04/15/26	UBS AG	(523)

Euro	100,000	U.S. Dollar	115,284	04/15/26	UBS AG	389

Euro	100,000	U.S. Dollar	116,705	04/15/26	UBS AG	(1,032)

Euro	200,000	U.S. Dollar	231,284	04/15/26	UBS AG	62

Euro	100,000	U.S. Dollar	115,887	04/15/26	UBS AG	(214)

British Pound	100,000	U.S. Dollar	131,950	04/01/26	UBS AG	409

British Pound	100,000	U.S. Dollar	134,346	04/15/26	UBS AG	(1,988)

Hungarian Forint	187,686	U.S. Dollar	556	04/01/26	UBS AG	8

Hungarian Forint	338	U.S. Dollar	1	04/01/26	UBS AG	0 [1]

Hungarian Forint	750,848	U.S. Dollar	2,201	04/15/26	UBS AG	54

Hungarian Forint	1,127,053	U.S. Dollar	3,269	04/15/26	UBS AG	116

Hungarian Forint	3,041	U.S. Dollar	9	04/15/26	UBS AG	0 [1]

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Hungarian Forint	38,288	U.S. Dollar	114	04/15/26	UBS AG	$1

Hungarian Forint	340,525	U.S. Dollar	1,008	04/15/26	UBS AG	15

Hungarian Forint	383,075	U.S. Dollar	1,141	04/15/26	UBS AG	10

Hungarian Forint	333,160	U.S. Dollar	982	04/15/26	UBS AG	18

Hungarian Forint	34,119,657	U.S. Dollar	102,510	04/15/26	UBS AG	(28)

Hungarian Forint	67,839,242	U.S. Dollar	203,818	04/15/26	UBS AG	(56)

Hungarian Forint	188,024	U.S. Dollar	557	04/15/26	UBS AG	8

Indian Rupee	118,455	U.S. Dollar	1,270	06/17/26	UBS AG	(31)

Indian Rupee	944,752	U.S. Dollar	9,948	06/17/26	UBS AG	(66)

Indian Rupee	1,737,109	U.S. Dollar	18,664	06/17/26	UBS AG	(494)

Indian Rupee	3,444,169	U.S. Dollar	36,894	06/17/26	UBS AG	(869)

Indian Rupee	5,883,019	U.S. Dollar	63,019	06/17/26	UBS AG	(1,485)

Indian Rupee	4,659,941	U.S. Dollar	48,926	06/17/26	UBS AG	(185)

Indian Rupee	93	U.S. Dollar	1	06/17/26	UBS AG	(0)[1]

Indian Rupee	102,419	U.S. Dollar	1,104	06/17/26	UBS AG	(33)

Indian Rupee	334,253	U.S. Dollar	3,617	06/17/26	UBS AG	(121)

Indian Rupee	49,347	U.S. Dollar	521	06/17/26	UBS AG	(5)

Indian Rupee	567,070	U.S. Dollar	6,095	06/17/26	UBS AG	(164)

Indian Rupee	3,497,886	U.S. Dollar	36,819	06/17/26	UBS AG	(232)

Japanese Yen	639	U.S. Dollar	4	04/01/26	UBS AG	0 [1]

Japanese Yen	738,076	U.S. Dollar	4,615	04/01/26	UBS AG	36

Japanese Yen	604,281	U.S. Dollar	3,779	04/02/26	UBS AG	29

Japanese Yen	957	U.S. Dollar	6	04/02/26	UBS AG	0 [1]

Japanese Yen	450,292	U.S. Dollar	2,816	04/02/26	UBS AG	22

Japanese Yen	1,377,125	U.S. Dollar	8,647	04/15/26	UBS AG	43

Japanese Yen	312,551	U.S. Dollar	1,967	04/15/26	UBS AG	5

Japanese Yen	316,611	U.S. Dollar	1,994	04/15/26	UBS AG	4

Japanese Yen	763,731	U.S. Dollar	4,861	04/15/26	UBS AG	(42)

Japanese Yen	865,735	U.S. Dollar	5,453	04/15/26	UBS AG	10

Japanese Yen	15,476,700	U.S. Dollar	98,059	04/15/26	UBS AG	(395)

Japanese Yen	737,870	U.S. Dollar	4,654	04/15/26	UBS AG	2

Korean Won	75,183	U.S. Dollar	51	06/17/26	UBS AG	(2)

Korean Won	1,459	U.S. Dollar	1	06/17/26	UBS AG	(0)[1]

Korean Won	136,916	U.S. Dollar	93	06/17/26	UBS AG	(3)

Korean Won	642,165	U.S. Dollar	433	06/17/26	UBS AG	(13)

Korean Won	3,771,508	U.S. Dollar	2,561	06/17/26	UBS AG	(93)

Korean Won	7,615,979	U.S. Dollar	5,115	06/17/26	UBS AG	(131)

Korean Won	415,291	U.S. Dollar	285	06/17/26	UBS AG	(13)

Korean Won	2,891,504	U.S. Dollar	1,934	06/17/26	UBS AG	(42)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Korean Won	66,252	U.S. Dollar	45	06/17/26	UBS AG	$(2)

Korean Won	896,078	U.S. Dollar	612	06/17/26	UBS AG	(26)

Korean Won	86,019	U.S. Dollar	58	06/17/26	UBS AG	(2)

Korean Won	2,329,888	U.S. Dollar	1,581	06/17/26	UBS AG	(56)

Korean Won	3,889,261	U.S. Dollar	2,656	06/17/26	UBS AG	(111)

Mexico Peso	170,439	U.S. Dollar	9,411	04/01/26	UBS AG	98

Mexico Peso	4,920	U.S. Dollar	274	04/06/26	UBS AG	0 [1]

Mexico Peso	1,041	U.S. Dollar	58	04/06/26	UBS AG	0 [1]

Mexico Peso	19,853	U.S. Dollar	1,112	04/15/26	UBS AG	(5)

Mexico Peso	56,358	U.S. Dollar	3,145	04/15/26	UBS AG	(5)

Mexico Peso	89,221	U.S. Dollar	5,001	04/15/26	UBS AG	(29)

Mexico Peso	170,439	U.S. Dollar	9,404	04/15/26	UBS AG	93

Mexico Peso	5,961	U.S. Dollar	332	04/15/26	UBS AG	0 [1]

Mexico Peso	14,584	U.S. Dollar	830	04/15/26	UBS AG	(17)

Mexico Peso	31,076	U.S. Dollar	1,758	04/15/26	UBS AG	(26)

Mexico Peso	227,460	U.S. Dollar	12,943	04/15/26	UBS AG	(268)

Mexico Peso	568,651	U.S. Dollar	32,358	04/15/26	UBS AG	(670)

Mexico Peso	1,509,180	U.S. Dollar	85,379	04/15/26	UBS AG	(1,281)

Mexico Peso	3,772,943	U.S. Dollar	213,448	04/15/26	UBS AG	(3,204)

Mexico Peso	14,585	U.S. Dollar	832	04/15/26	UBS AG	(20)

Mexico Peso	227,461	U.S. Dollar	12,982	04/15/26	UBS AG	(307)

Mexico Peso	568,651	U.S. Dollar	32,455	04/15/26	UBS AG	(767)

Mexico Peso	78,206	U.S. Dollar	4,318	04/15/26	UBS AG	40

Mexico Peso	25,599	U.S. Dollar	1,440	04/15/26	UBS AG	(14)

Mexico Peso	46,801	U.S. Dollar	2,633	04/15/26	UBS AG	(25)

Mexico Peso	93,811	U.S. Dollar	5,222	04/15/26	UBS AG	5

Mexico Peso	1,872,384	U.S. Dollar	104,920	04/15/26	UBS AG	(583)

Mexico Peso	99,727	U.S. Dollar	5,588	04/15/26	UBS AG	(31)

Mexico Peso	1,555,286	U.S. Dollar	87,145	04/15/26	UBS AG	(479)

Mexico Peso	3,888,206	U.S. Dollar	217,863	04/15/26	UBS AG	(1,196)

Norwegian Krone	24,118	U.S. Dollar	2,476	04/01/26	UBS AG	15

Norwegian Krone	15,022	U.S. Dollar	1,538	04/15/26	UBS AG	13

Norwegian Krone	18,945	U.S. Dollar	1,964	04/15/26	UBS AG	(7)

Norwegian Krone	20,406	U.S. Dollar	2,096	04/15/26	UBS AG	12

Norwegian Krone	24,118	U.S. Dollar	2,468	04/15/26	UBS AG	23

Norwegian Krone	25,944	U.S. Dollar	2,668	04/15/26	UBS AG	11

Norwegian Krone	67,321	U.S. Dollar	6,951	04/15/26	UBS AG	1

Norwegian Krone	68,480	U.S. Dollar	7,063	04/15/26	UBS AG	9

Norwegian Krone	133,432	U.S. Dollar	13,775	04/15/26	UBS AG	5

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Norwegian Krone	400,297	U.S. Dollar	41,324	04/15/26	UBS AG	$14

Norwegian Krone	2,340	U.S. Dollar	240	04/15/26	UBS AG	2

Norwegian Krone	13,286	U.S. Dollar	1,380	04/15/26	UBS AG	(8)

Norwegian Krone	25,017	U.S. Dollar	2,600	04/15/26	UBS AG	(17)

Norwegian Krone	109,894	U.S. Dollar	11,442	04/15/26	UBS AG	(93)

Norwegian Krone	119,884	U.S. Dollar	12,428	04/15/26	UBS AG	(48)

Norwegian Krone	140,846	U.S. Dollar	14,554	04/15/26	UBS AG	(9)

Norwegian Krone	329,681	U.S. Dollar	34,326	04/15/26	UBS AG	(280)

Norwegian Krone	359,651	U.S. Dollar	37,283	04/15/26	UBS AG	(143)

Norwegian Krone	422,536	U.S. Dollar	43,661	04/15/26	UBS AG	(27)

Norwegian Krone	456,114	U.S. Dollar	47,250	04/15/26	UBS AG	(148)

Norwegian Krone	1,368,336	U.S. Dollar	141,750	04/15/26	UBS AG	(444)

New Zealand Dollar	100,000	U.S. Dollar	57,085	04/01/26	UBS AG	382

New Zealand Dollar	25,000	U.S. Dollar	14,859	04/15/26	UBS AG	(485)

New Zealand Dollar	75,000	U.S. Dollar	44,578	04/15/26	UBS AG	(1,456)

New Zealand Dollar	25,000	U.S. Dollar	14,861	04/15/26	UBS AG	(487)

New Zealand Dollar	50,000	U.S. Dollar	29,422	04/15/26	UBS AG	(675)

New Zealand Dollar	75,000	U.S. Dollar	44,582	04/15/26	UBS AG	(1,461)

New Zealand Dollar	150,000	U.S. Dollar	88,267	04/15/26	UBS AG	(2,024)

New Zealand Dollar	100,000	U.S. Dollar	57,880	04/15/26	UBS AG	(385)

Poland Zloty	2,440	U.S. Dollar	652	04/15/26	UBS AG	5

Poland Zloty	2,803	U.S. Dollar	755	04/15/26	UBS AG	0 [1]

Poland Zloty	4	U.S. Dollar	1	04/15/26	UBS AG	0 [1]

Poland Zloty	2,059	U.S. Dollar	553	04/15/26	UBS AG	2

Poland Zloty	674	U.S. Dollar	183	04/15/26	UBS AG	(2)

Poland Zloty	369,106	U.S. Dollar	99,848	04/15/26	UBS AG	(421)

Sweden Krona	2,568	U.S. Dollar	271	04/01/26	UBS AG	0 [1]

Sweden Krona	952,571	U.S. Dollar	99,499	04/01/26	UBS AG	1,130

Sweden Krona	6,382	U.S. Dollar	667	04/02/26	UBS AG	7

Sweden Krona	488	U.S. Dollar	51	04/02/26	UBS AG	1

Sweden Krona	191	U.S. Dollar	20	04/02/26	UBS AG	0 [1]

Sweden Krona	1,589	U.S. Dollar	166	04/02/26	UBS AG	2

Sweden Krona	11,340	U.S. Dollar	1,197	04/15/26	UBS AG	2

Sweden Krona	455,800	U.S. Dollar	49,636	04/15/26	UBS AG	(1,448)

Sweden Krona	455,799	U.S. Dollar	50,073	04/15/26	UBS AG	(1,885)

Sweden Krona	460,268	U.S. Dollar	50,122	04/15/26	UBS AG	(1,462)

Sweden Krona	460,271	U.S. Dollar	50,123	04/15/26	UBS AG	(1,462)

Sweden Krona	460,268	U.S. Dollar	50,564	04/15/26	UBS AG	(1,904)

Sweden Krona	460,270	U.S. Dollar	50,564	04/15/26	UBS AG	(1,904)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

Sweden Krona	6,193	U.S. Dollar	668	04/15/26	UBS AG	$(13)

Sweden Krona	4,176	U.S. Dollar	446	04/15/26	UBS AG	(5)

Sweden Krona	576	U.S. Dollar	63	04/15/26	UBS AG	(2)

Sweden Krona	23,656	U.S. Dollar	2,515	04/15/26	UBS AG	(14)

Sweden Krona	18,896	U.S. Dollar	2,005	04/15/26	UBS AG	(8)

Singapore Dollar	244	U.S. Dollar	189	04/01/26	UBS AG	0 [1]

Singapore Dollar	128,864	U.S. Dollar	100,000	04/01/26	UBS AG	236

Singapore Dollar	129,545	U.S. Dollar	100,383	04/02/26	UBS AG	391

Singapore Dollar	5,599	U.S. Dollar	4,404	04/15/26	UBS AG	(45)

Singapore Dollar	106	U.S. Dollar	83	04/15/26	UBS AG	(0)[1]

Singapore Dollar	602	U.S. Dollar	477	04/15/26	UBS AG	(8)

Singapore Dollar	1,475	U.S. Dollar	1,153	04/15/26	UBS AG	(4)

Singapore Dollar	758,428	U.S. Dollar	600,488	04/15/26	UBS AG	(9,917)

Singapore Dollar	2	U.S. Dollar	2	04/15/26	UBS AG	0 [1]

Singapore Dollar	1,124	U.S. Dollar	884	04/15/26	UBS AG	(9)

Singapore Dollar	129,108	U.S. Dollar	100,501	05/20/26	UBS AG	278

Singapore Dollar	782	U.S. Dollar	612	05/20/26	UBS AG	(1)

Taiwan Dollar	2,049	U.S. Dollar	64	06/17/26	UBS AG	0 [1]

Taiwan Dollar	4,313	U.S. Dollar	136	06/17/26	UBS AG	(0)[1]

Taiwan Dollar	10,591	U.S. Dollar	334	06/17/26	UBS AG	(1)

Taiwan Dollar	18,564	U.S. Dollar	582	06/17/26	UBS AG	2

Taiwan Dollar	20,741	U.S. Dollar	647	06/17/26	UBS AG	5

Taiwan Dollar	24,384	U.S. Dollar	762	06/17/26	UBS AG	5

Taiwan Dollar	29,854	U.S. Dollar	936	06/17/26	UBS AG	3

Taiwan Dollar	36,482	U.S. Dollar	1,144	06/17/26	UBS AG	3

Taiwan Dollar	46,921	U.S. Dollar	1,471	06/17/26	UBS AG	4

Taiwan Dollar	47,489	U.S. Dollar	1,483	06/17/26	UBS AG	10

Taiwan Dollar	82,517	U.S. Dollar	2,591	06/17/26	UBS AG	4

Taiwan Dollar	958,985	U.S. Dollar	29,971	06/17/26	UBS AG	185

Taiwan Dollar	2,179,363	U.S. Dollar	68,107	06/17/26	UBS AG	426

Taiwan Dollar	1,529	U.S. Dollar	48	06/17/26	UBS AG	0 [1]

Taiwan Dollar	19,525	U.S. Dollar	613	06/17/26	UBS AG	1

South Africa Rand	4,055	U.S. Dollar	238	04/01/26	UBS AG	2

South Africa Rand	86	U.S. Dollar	5	04/01/26	UBS AG	0 [1]

South Africa Rand	17	U.S. Dollar	1	04/02/26	UBS AG	0 [1]

South Africa Rand	68,025	U.S. Dollar	3,970	04/15/26	UBS AG	45

South Africa Rand	84,795	U.S. Dollar	4,972	04/15/26	UBS AG	34

South Africa Rand	86,781	U.S. Dollar	5,136	04/15/26	UBS AG	(14)

South Africa Rand	50,832	U.S. Dollar	3,027	04/15/26	UBS AG	(26)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

						Unrealized
Currency						Appreciation/
Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

South Africa Rand	67,528	U.S. Dollar	4,001	04/15/26	UBS AG	$(15)

South Africa Rand	92,174	U.S. Dollar	5,435	04/15/26	UBS AG	5

South Africa Rand	690,529	U.S. Dollar	41,560	04/15/26	UBS AG	(800)

South Africa Rand	1,381,065	U.S. Dollar	83,120	04/15/26	UBS AG	(1,600)

South Africa Rand	4,154	U.S. Dollar	241	04/15/26	UBS AG	4

South Africa Rand	4,141	U.S. Dollar	241	04/15/26	UBS AG	3

South Africa Rand	12,471	U.S. Dollar	761	04/15/26	UBS AG	(25)

South Africa Rand	16,071	U.S. Dollar	956	04/15/26	UBS AG	(7)

South Africa Rand	441,641	U.S. Dollar	26,260	04/15/26	UBS AG	(191)

South Africa Rand	531,316	U.S. Dollar	32,420	04/15/26	UBS AG	(1,058)

South Africa Rand	883,285	U.S. Dollar	52,520	04/15/26	UBS AG	(383)

South Africa Rand	1,062,638	U.S. Dollar	64,841	04/15/26	UBS AG	(2,117)

South Africa Rand	36,234	U.S. Dollar	2,162	04/15/26	UBS AG	(23)

U.S. Dollar	60	Australian Dollar	85	04/15/26	UBS AG	1

U.S. Dollar	71,277	Australian Dollar	99,915	04/15/26	UBS AG	2,353

U.S. Dollar	70,682	Australian Dollar	100,000	04/15/26	UBS AG	1,700

U.S. Dollar	69,711	Australian Dollar	100,000	04/15/26	UBS AG	729

U.S. Dollar	70,586	Australian Dollar	100,000	04/15/26	UBS AG	1,604

U.S. Dollar	68,594	Australian Dollar	100,000	04/15/26	UBS AG	(388)

U.S. Dollar	138	Canadian Dollar	192	04/01/26	UBS AG	(0)[1]

U.S. Dollar	232	Canadian Dollar	323	04/01/26	UBS AG	(0)[1]

U.S. Dollar	134	Canadian Dollar	184	04/15/26	UBS AG	2

U.S. Dollar	99,609	Canadian Dollar	136,610	04/15/26	UBS AG	1,342

U.S. Dollar	200,644	Canadian Dollar	279,192	04/15/26	UBS AG	(187)

U.S. Dollar	199,823	Canadian Dollar	275,695	04/15/26	UBS AG	1,508

U.S. Dollar	100,066	Canadian Dollar	136,904	04/15/26	UBS AG	1,587

U.S. Dollar	377	Canadian Dollar	515	04/15/26	UBS AG	6

U.S. Dollar	227	Canadian Dollar	308	04/15/26	UBS AG	5

U.S. Dollar	99,744	Canadian Dollar	137,331	04/15/26	UBS AG	957

U.S. Dollar	370	Canadian Dollar	515	04/15/26	UBS AG	(1)

U.S. Dollar	102	Canadian Dollar	140	04/15/26	UBS AG	1

U.S. Dollar	658	Canadian Dollar	913	04/15/26	UBS AG	1

U.S. Dollar	100,000	Swiss Franc	80,023	04/01/26	UBS AG	(91)

U.S. Dollar	1,525	Swiss Franc	1,217	04/01/26	UBS AG	3

U.S. Dollar	1,172	Swiss Franc	938	04/02/26	UBS AG	(1)

U.S. Dollar	100,055	Swiss Franc	77,987	04/15/26	UBS AG	2,351

U.S. Dollar	99,758	Swiss Franc	78,638	04/15/26	UBS AG	1,238

U.S. Dollar	1,489	Swiss Franc	1,178	04/15/26	UBS AG	13

U.S. Dollar	1,332	Swiss Franc	1,048	04/15/26	UBS AG	19

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	741		Swiss Franc	578	04/15/26	UBS AG	$17

U.S. Dollar	100,026		Swiss Franc	79,069	04/15/26	UBS AG	965

U.S. Dollar	630		Swiss Franc	496	04/15/26	UBS AG	9

U.S. Dollar	101,696		Swiss Franc	81,237	04/15/26	UBS AG	(80)

U.S. Dollar	2,010		Swiss Franc	1,604	04/15/26	UBS AG	0 [1]

U.S. Dollar	101,134		Swiss Franc	79,372	04/15/26	UBS AG	1,694

U.S. Dollar	55		Chinese Offshore Yuan	381	04/01/26	UBS AG	(0)[1]

U.S. Dollar	617		Chinese Offshore Yuan	4,262	04/02/26	UBS AG	(2)

U.S. Dollar	141		Chinese Offshore Yuan	974	04/15/26	UBS AG	(0)[1]

U.S. Dollar	2,089		Chinese Offshore Yuan	14,363	04/15/26	UBS AG	1

U.S. Dollar	55		Chinese Offshore Yuan	381	04/15/26	UBS AG	(0)[1]

U.S. Dollar	99,343		Chinese Offshore Yuan	684,988	04/15/26	UBS AG	(228)

U.S. Dollar	99,221		Chinese Offshore Yuan	680,688	04/15/26	UBS AG	275

U.S. Dollar	74		Chinese Offshore Yuan	511	04/15/26	UBS AG	0 [1]

U.S. Dollar	64		Chinese Offshore Yuan	438	04/15/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Chinese Offshore Yuan	2	04/15/26	UBS AG	0 [1]

U.S. Dollar	3,665		Chinese Offshore Yuan	25,165	05/20/26	UBS AG	(2)

U.S. Dollar	619		Chinese Offshore Yuan	4,262	05/20/26	UBS AG	(2)

U.S. Dollar	2,196		Chinese Offshore Yuan	15,041	05/20/26	UBS AG	4

U.S. Dollar	229,220		Euro	200,000	04/15/26	UBS AG	(2,126)

U.S. Dollar	116,242		Euro	100,000	04/15/26	UBS AG	569

U.S. Dollar	115,118		Euro	100,000	04/15/26	UBS AG	(555)

U.S. Dollar	230,440		Euro	200,000	04/15/26	UBS AG	(906)

U.S. Dollar	115,610		Euro	100,000	04/15/26	UBS AG	(63)

U.S. Dollar	115,724		Euro	100,000	04/15/26	UBS AG	51

U.S. Dollar	115,724		Euro	100,000	04/15/26	UBS AG	51

U.S. Dollar	115,724		Euro	100,000	04/15/26	UBS AG	51

U.S. Dollar	132,319		British Pound	100,000	04/01/26	UBS AG	(41)

U.S. Dollar	134,245		British Pound	100,000	04/15/26	UBS AG	1,888

U.S. Dollar	132,527		British Pound	100,000	04/15/26	UBS AG	170

U.S. Dollar	131,948		British Pound	100,000	04/15/26	UBS AG	(409)

U.S. Dollar	558		Hungarian Forint	188,024	04/01/26	UBS AG	(8)

U.S. Dollar	57		Hungarian Forint	19,236	04/02/26	UBS AG	(1)

U.S. Dollar	97,438		Hungarian Forint	33,362,120	04/15/26	UBS AG	(2,768)

U.S. Dollar	96,626		Hungarian Forint	32,254,447	04/15/26	UBS AG	(254)

U.S. Dollar	11,082		Hungarian Forint	3,730,934	04/15/26	UBS AG	(124)

U.S. Dollar	1,978		Hungarian Forint	664,987	04/15/26	UBS AG	(20)

U.S. Dollar	1,183		Hungarian Forint	407,179	04/15/26	UBS AG	(40)

U.S. Dollar	1,230		Hungarian Forint	415,348	04/15/26	UBS AG	(18)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	288		Hungarian Forint	95,945	04/15/26	UBS AG	$0	[1]

U.S. Dollar	780		Hungarian Forint	263,254	04/15/26	UBS AG	(10)

U.S. Dollar	1,320		Indian Rupee	123,845	06/17/26	UBS AG	25

U.S. Dollar	1,080		Indian Rupee	100,286	06/17/26	UBS AG	31

U.S. Dollar	537		Indian Rupee	50,087	06/17/26	UBS AG	13

U.S. Dollar	24,467		Indian Rupee	2,261,265	06/17/26	UBS AG	815

U.S. Dollar	3,563		Indian Rupee	331,340	06/17/26	UBS AG	97

U.S. Dollar	2,388		Indian Rupee	221,825	06/17/26	UBS AG	68

U.S. Dollar	1,081		Indian Rupee	100,373	06/17/26	UBS AG	31

U.S. Dollar	804		Indian Rupee	76,083	06/17/26	UBS AG	8

U.S. Dollar	2,929		Indian Rupee	277,148	06/17/26	UBS AG	30

U.S. Dollar	93,167		Indian Rupee	8,642,841	06/17/26	UBS AG	2,766

U.S. Dollar	89,805		Indian Rupee	8,364,040	06/17/26	UBS AG	2,320

U.S. Dollar	70,080		Indian Rupee	6,505,365	06/17/26	UBS AG	2,037

U.S. Dollar	18,633		Indian Rupee	1,728,578	06/17/26	UBS AG	553

U.S. Dollar	17,961		Indian Rupee	1,672,817	06/17/26	UBS AG	464

U.S. Dollar	14,016		Indian Rupee	1,301,080	06/17/26	UBS AG	407

U.S. Dollar	8,981		Indian Rupee	836,404	06/17/26	UBS AG	233

U.S. Dollar	1,796		Indian Rupee	167,282	06/17/26	UBS AG	47

U.S. Dollar	0	[1]	Indian Rupee	8	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	2	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	11	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Indian Rupee	12	06/17/26	UBS AG	0	[1]

U.S. Dollar	414		Indian Rupee	38,652	06/17/26	UBS AG	10

U.S. Dollar	138		Indian Rupee	12,858	06/17/26	UBS AG	4

U.S. Dollar	4		Indian Rupee	373	06/17/26	UBS AG	0	[1]

U.S. Dollar	1,992		Indian Rupee	185,806	06/17/26	UBS AG	49

U.S. Dollar	1,207		Indian Rupee	112,413	06/17/26	UBS AG	31

U.S. Dollar	330		Indian Rupee	30,806	06/17/26	UBS AG	8

U.S. Dollar	94,127		Indian Rupee	8,735,776	06/17/26	UBS AG	2,754

U.S. Dollar	86,956		Indian Rupee	8,344,228	06/17/26	UBS AG	(322)

U.S. Dollar	18,826		Indian Rupee	1,747,164	06/17/26	UBS AG	551

U.S. Dollar	13,044		Indian Rupee	1,251,796	06/17/26	UBS AG	(49)

U.S. Dollar	8,431		Indian Rupee	779,011	06/17/26	UBS AG	283

U.S. Dollar	1,819		Indian Rupee	172,299	06/17/26	UBS AG	17

U.S. Dollar	680		Indian Rupee	63,426	06/17/26	UBS AG	17

U.S. Dollar	162		Indian Rupee	15,345	06/17/26	UBS AG	2

U.S. Dollar	0	[1]	Indian Rupee	12	06/17/26	UBS AG	0	[1]

U.S. Dollar	559		Indian Rupee	51,431	06/17/26	UBS AG	21

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	535		Indian Rupee	49,199	06/17/26	UBS AG	$20

U.S. Dollar	107		Indian Rupee	9,840	06/17/26	UBS AG	4

U.S. Dollar	69		Indian Rupee	6,348	06/17/26	UBS AG	3

U.S. Dollar	0	[1]	Indian Rupee	1	06/17/26	UBS AG	0 [1]

U.S. Dollar	133,036		Indian Rupee	12,360,193	06/17/26	UBS AG	3,752

U.S. Dollar	26,607		Indian Rupee	2,472,051	06/17/26	UBS AG	750

U.S. Dollar	0	[1]	Indian Rupee	15	06/17/26	UBS AG	0 [1]

U.S. Dollar	604		Japanese Yen	96,667	04/01/26	UBS AG	(5)

U.S. Dollar	4,012		Japanese Yen	642,048	04/01/26	UBS AG	(34)

U.S. Dollar	2,597		Japanese Yen	412,867	04/15/26	UBS AG	(9)

U.S. Dollar	4,131		Japanese Yen	652,608	04/15/26	UBS AG	13

U.S. Dollar	114,210		Japanese Yen	18,036,115	04/15/26	UBS AG	395

U.S. Dollar	107,346		Japanese Yen	17,063,532	04/15/26	UBS AG	(332)

U.S. Dollar	102,008		Japanese Yen	16,197,074	04/15/26	UBS AG	(202)

U.S. Dollar	101,423		Japanese Yen	16,184,035	04/15/26	UBS AG	(705)

U.S. Dollar	100,930		Japanese Yen	15,831,488	04/15/26	UBS AG	1,027

U.S. Dollar	38,070		Japanese Yen	6,012,043	04/15/26	UBS AG	132

U.S. Dollar	19,012		Japanese Yen	3,002,419	04/15/26	UBS AG	66

U.S. Dollar	11,017		Japanese Yen	1,744,047	04/15/26	UBS AG	12

U.S. Dollar	4,621		Japanese Yen	738,076	04/15/26	UBS AG	(37)

U.S. Dollar	4,472		Japanese Yen	711,709	04/15/26	UBS AG	(19)

U.S. Dollar	3,536		Japanese Yen	563,715	04/15/26	UBS AG	(21)

U.S. Dollar	138,057		Japanese Yen	21,674,765	04/15/26	UBS AG	1,280

U.S. Dollar	137,862		Japanese Yen	21,674,764	04/15/26	UBS AG	1,086

U.S. Dollar	46,019		Japanese Yen	7,224,927	04/15/26	UBS AG	427

U.S. Dollar	45,954		Japanese Yen	7,224,926	04/15/26	UBS AG	362

U.S. Dollar	22,982		Japanese Yen	3,608,133	04/15/26	UBS AG	213

U.S. Dollar	22,950		Japanese Yen	3,608,133	04/15/26	UBS AG	181

U.S. Dollar	96,065		Japanese Yen	15,184,811	04/15/26	UBS AG	243

U.S. Dollar	32,022		Japanese Yen	5,061,607	04/15/26	UBS AG	81

U.S. Dollar	15,992		Japanese Yen	2,527,770	04/15/26	UBS AG	40

U.S. Dollar	114,018		Japanese Yen	18,036,115	04/15/26	UBS AG	203

U.S. Dollar	38,006		Japanese Yen	6,012,043	04/15/26	UBS AG	68

U.S. Dollar	18,980		Japanese Yen	3,002,419	04/15/26	UBS AG	34

U.S. Dollar	62,237		Korean Won	91,074,829	06/17/26	UBS AG	2,635

U.S. Dollar	31,118		Korean Won	45,537,315	06/17/26	UBS AG	1,317

U.S. Dollar	1		Korean Won	1,232	06/17/26	UBS AG	0 [1]

U.S. Dollar	100,000		Korean Won	148,596,000	06/17/26	UBS AG	2,754

U.S. Dollar	50,000		Korean Won	75,334,000	06/17/26	UBS AG	699

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	31,148		Korean Won	45,692,833	06/17/26	UBS AG	$1,245

U.S. Dollar	15,574		Korean Won	22,846,366	06/17/26	UBS AG	623

U.S. Dollar	2,375		Korean Won	3,547,632	06/17/26	UBS AG	53

U.S. Dollar	2,328		Korean Won	3,456,754	06/17/26	UBS AG	66

U.S. Dollar	1,304		Korean Won	1,948,672	06/17/26	UBS AG	29

U.S. Dollar	815		Korean Won	1,224,521	06/17/26	UBS AG	14

U.S. Dollar	713		Korean Won	1,058,634	06/17/26	UBS AG	20

U.S. Dollar	148		Korean Won	222,374	06/17/26	UBS AG	2

U.S. Dollar	109		Korean Won	163,996	06/17/26	UBS AG	2

U.S. Dollar	0	[1]	Korean Won	618	06/17/26	UBS AG	0	[1]

U.S. Dollar	50,000		Korean Won	75,300,500	06/17/26	UBS AG	721

U.S. Dollar	3,808		Korean Won	5,666,037	06/17/26	UBS AG	100

U.S. Dollar	2,854		Korean Won	4,269,841	06/17/26	UBS AG	60

U.S. Dollar	2,848		Korean Won	4,151,387	06/17/26	UBS AG	131

U.S. Dollar	2,301		Korean Won	3,460,980	06/17/26	UBS AG	36

U.S. Dollar	1,930		Korean Won	2,936,920	06/17/26	UBS AG	8

U.S. Dollar	224		Korean Won	338,256	06/17/26	UBS AG	3

U.S. Dollar	12,652		Korean Won	18,650,135	06/17/26	UBS AG	446

U.S. Dollar	6,326		Korean Won	9,325,046	06/17/26	UBS AG	223

U.S. Dollar	0	[1]	Korean Won	252	06/17/26	UBS AG	0	[1]

U.S. Dollar	15,695		Korean Won	23,001,834	06/17/26	UBS AG	642

U.S. Dollar	7,848		Korean Won	11,500,892	06/17/26	UBS AG	321

U.S. Dollar	0	[1]	Korean Won	311	06/17/26	UBS AG	0	[1]

U.S. Dollar	14,825		Korean Won	21,758,491	06/17/26	UBS AG	585

U.S. Dollar	7,412		Korean Won	10,879,222	06/17/26	UBS AG	293

U.S. Dollar	1,029		Korean Won	1,532,922	06/17/26	UBS AG	26

U.S. Dollar	0	[1]	Korean Won	294	06/17/26	UBS AG	0	[1]

U.S. Dollar	2,484		Korean Won	3,647,630	06/17/26	UBS AG	97

U.S. Dollar	690		Korean Won	1,049,987	06/17/26	UBS AG	3

U.S. Dollar	655		Korean Won	985,277	06/17/26	UBS AG	10

U.S. Dollar	1,682		Korean Won	2,483,624	06/17/26	UBS AG	57

U.S. Dollar	62,508		Korean Won	91,074,830	06/17/26	UBS AG	2,906

U.S. Dollar	31,254		Korean Won	45,537,315	06/17/26	UBS AG	1,453

U.S. Dollar	213		Korean Won	311,571	06/17/26	UBS AG	9

U.S. Dollar	107		Korean Won	155,786	06/17/26	UBS AG	5

U.S. Dollar	1		Korean Won	1,233	06/17/26	UBS AG	0	[1]

U.S. Dollar	0	[1]	Korean Won	5	06/17/26	UBS AG	0	[1]

U.S. Dollar	9,415		Mexico Peso	170,439	04/01/26	UBS AG	(93)

U.S. Dollar	332		Mexico Peso	5,961	04/06/26	UBS AG	(0)[1]

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	5,410		Mexico Peso	96,697	04/15/26	UBS AG	$22

U.S. Dollar	13,246		Mexico Peso	234,511	04/15/26	UBS AG	178

U.S. Dollar	3,279		Mexico Peso	58,513	04/15/26	UBS AG	18

U.S. Dollar	2,864		Mexico Peso	50,794	04/15/26	UBS AG	34

U.S. Dollar	17		Mexico Peso	298	04/15/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Mexico Peso	2	04/15/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Mexico Peso	3	04/15/26	UBS AG	0 [1]

U.S. Dollar	91,795		Mexico Peso	1,639,676	04/15/26	UBS AG	425

U.S. Dollar	6,006		Mexico Peso	106,482	04/15/26	UBS AG	73

U.S. Dollar	3,333		Mexico Peso	59,230	04/15/26	UBS AG	33

U.S. Dollar	2,468		Norwegian Krone	24,118	04/01/26	UBS AG	(23)

U.S. Dollar	43		Norwegian Krone	420	04/07/26	UBS AG	(0)[1]

U.S. Dollar	70		Norwegian Krone	685	04/07/26	UBS AG	(1)

U.S. Dollar	7,754		Norwegian Krone	75,108	04/15/26	UBS AG	(3)

U.S. Dollar	2,398		Norwegian Krone	23,271	04/15/26	UBS AG	(5)

U.S. Dollar	1,086		Norwegian Krone	10,514	04/15/26	UBS AG	1

U.S. Dollar	2,699		Norwegian Krone	25,907	04/15/26	UBS AG	24

U.S. Dollar	1,342		Norwegian Krone	12,982	04/15/26	UBS AG	1

U.S. Dollar	4,387		Norwegian Krone	41,964	04/15/26	UBS AG	54

U.S. Dollar	2,523		Norwegian Krone	24,308	04/15/26	UBS AG	12

U.S. Dollar	607		Norwegian Krone	5,767	04/15/26	UBS AG	12

U.S. Dollar	57,110		New Zealand Dollar	100,000	04/01/26	UBS AG	(357)

U.S. Dollar	58,170		New Zealand Dollar	100,000	04/15/26	UBS AG	675

U.S. Dollar	58,924		New Zealand Dollar	100,000	04/15/26	UBS AG	1,429

U.S. Dollar	58,628		New Zealand Dollar	100,000	04/15/26	UBS AG	1,133

U.S. Dollar	58,233		New Zealand Dollar	100,000	04/15/26	UBS AG	737

U.S. Dollar	57,110		New Zealand Dollar	100,000	04/15/26	UBS AG	(385)

U.S. Dollar	118,250		New Zealand Dollar	200,000	04/15/26	UBS AG	3,260

U.S. Dollar	58,206		New Zealand Dollar	100,000	04/15/26	UBS AG	711

U.S. Dollar	61,539		Poland Zloty	229,300	04/02/26	UBS AG	(230)

U.S. Dollar	38,461		Poland Zloty	143,321	04/02/26	UBS AG	(147)

U.S. Dollar	450		Poland Zloty	1,657	04/15/26	UBS AG	4

U.S. Dollar	99,278		Poland Zloty	370,343	04/15/26	UBS AG	(483)

U.S. Dollar	53		Poland Zloty	193	04/15/26	UBS AG	1

U.S. Dollar	1,220		Poland Zloty	4,507	04/15/26	UBS AG	6

U.S. Dollar	104		Poland Zloty	386	04/15/26	UBS AG	0 [1]

U.S. Dollar	1		Sweden Krona	9	04/01/26	UBS AG	0 [1]

U.S. Dollar	100,000		Sweden Krona	955,130	04/01/26	UBS AG	(900)

U.S. Dollar	1,156		Sweden Krona	10,525	04/15/26	UBS AG	43

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

							Unrealized
Currency							Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty	(Depreciation)

U.S. Dollar	98,116		Sweden Krona	914,853	04/15/26	UBS AG	$1,396

U.S. Dollar	156		Sweden Krona	1,475	04/15/26	UBS AG	0 [1]

U.S. Dollar	1,871		Sweden Krona	17,324	04/15/26	UBS AG	39

U.S. Dollar	1,783		Sweden Krona	16,536	04/15/26	UBS AG	34

U.S. Dollar	251		Sweden Krona	2,370	04/15/26	UBS AG	1

U.S. Dollar	2,163		Sweden Krona	19,880	04/15/26	UBS AG	61

U.S. Dollar	874		Sweden Krona	8,210	04/15/26	UBS AG	6

U.S. Dollar	99,570		Sweden Krona	952,571	04/15/26	UBS AG	(1,138)

U.S. Dollar	95,463		Sweden Krona	882,452	04/15/26	UBS AG	2,168

U.S. Dollar	100,161		Singapore Dollar	129,108	04/01/26	UBS AG	(265)

U.S. Dollar	371		Singapore Dollar	479	04/02/26	UBS AG	(1)

U.S. Dollar	54,546		Singapore Dollar	70,396	04/02/26	UBS AG	(215)

U.S. Dollar	45,454		Singapore Dollar	58,670	04/02/26	UBS AG	(185)

U.S. Dollar	97,978		Singapore Dollar	124,787	04/15/26	UBS AG	809

U.S. Dollar	99,172		Singapore Dollar	126,850	04/15/26	UBS AG	397

U.S. Dollar	1,776		Singapore Dollar	2,255	04/15/26	UBS AG	20

U.S. Dollar	1,150		Singapore Dollar	1,466	04/15/26	UBS AG	8

U.S. Dollar	424		Singapore Dollar	540	04/15/26	UBS AG	3

U.S. Dollar	601		Singapore Dollar	767	04/15/26	UBS AG	4

U.S. Dollar	98,287		Singapore Dollar	125,230	04/15/26	UBS AG	773

U.S. Dollar	498		Singapore Dollar	629	04/15/26	UBS AG	8

U.S. Dollar	437		Singapore Dollar	559	04/15/26	UBS AG	2

U.S. Dollar	222		Singapore Dollar	282	04/15/26	UBS AG	3

U.S. Dollar	101,764		Singapore Dollar	129,170	04/15/26	UBS AG	1,182

U.S. Dollar	99,905		Singapore Dollar	127,750	05/20/26	UBS AG	185

U.S. Dollar	100,720		Singapore Dollar	129,545	05/20/26	UBS AG	(401)

U.S. Dollar	99,978		Singapore Dollar	128,174	05/20/26	UBS AG	(72)

U.S. Dollar	2		Singapore Dollar	2	05/20/26	UBS AG	0 [1]

U.S. Dollar	100,005		Singapore Dollar	127,514	05/20/26	UBS AG	470

U.S. Dollar	129		Singapore Dollar	165	05/20/26	UBS AG	1

U.S. Dollar	186,453		Taiwan Dollar	5,906,525	06/17/26	UBS AG	715

U.S. Dollar	113,420		Taiwan Dollar	3,606,088	06/17/26	UBS AG	22

U.S. Dollar	94,027		Taiwan Dollar	2,984,349	06/17/26	UBS AG	181

U.S. Dollar	46,613		Taiwan Dollar	1,476,637	06/17/26	UBS AG	179

U.S. Dollar	28,355		Taiwan Dollar	901,525	06/17/26	UBS AG	6

U.S. Dollar	23,507		Taiwan Dollar	746,091	06/17/26	UBS AG	45

U.S. Dollar	0	[1]	Taiwan Dollar	1	06/17/26	UBS AG	0 [1]

U.S. Dollar	0	[1]	Taiwan Dollar	1	06/17/26	UBS AG	0 [1]

U.S. Dollar	3,031		Taiwan Dollar	96,540	06/17/26	UBS AG	(5)

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

								Unrealized
Currency								Appreciation/
Purchased	Amount		Currency Sold	Amount	Expiration	Counterparty		(Depreciation)

U.S. Dollar	2,462		Taiwan Dollar	77,998	06/17/26	UBS AG		$9

U.S. Dollar	2,140		Taiwan Dollar	67,567	06/17/26	UBS AG		15

U.S. Dollar	1,964		Taiwan Dollar	62,007	06/17/26	UBS AG		14

U.S. Dollar	1,652		Taiwan Dollar	52,692	06/17/26	UBS AG		(5)

U.S. Dollar	1,553		Taiwan Dollar	49,649	06/17/26	UBS AG		(8)

U.S. Dollar	1,471		Taiwan Dollar	46,966	06/17/26	UBS AG		(6)

U.S. Dollar	1,362		Taiwan Dollar	43,648	06/17/26	UBS AG		(11)

U.S. Dollar	466		Taiwan Dollar	14,972	06/17/26	UBS AG		(5)

U.S. Dollar	133		Taiwan Dollar	4,260	06/17/26	UBS AG		(1)

U.S. Dollar	112		Taiwan Dollar	3,587	06/17/26	UBS AG		(1)

U.S. Dollar	85		Taiwan Dollar	2,703	06/17/26	UBS AG		0 [1]

U.S. Dollar	2,223		Taiwan Dollar	71,419	06/17/26	UBS AG		(23)

U.S. Dollar	919		Taiwan Dollar	29,529	06/17/26	UBS AG		(10)

U.S. Dollar	723		Taiwan Dollar	23,257	06/17/26	UBS AG		(8)

U.S. Dollar	988		Taiwan Dollar	31,720	06/17/26	UBS AG		(9)

U.S. Dollar	538		Taiwan Dollar	16,909	06/17/26	UBS AG		6

U.S. Dollar	135		Taiwan Dollar	4,228	06/17/26	UBS AG		2

U.S. Dollar	30		Taiwan Dollar	951	06/17/26	UBS AG		0 [1]

U.S. Dollar	0	[1]	Taiwan Dollar	1	06/17/26	UBS AG		0 [1]

U.S. Dollar	242		South Africa Rand	4,141	04/01/26	UBS AG		(3)

U.S. Dollar	368		South Africa Rand	6,295	04/02/26	UBS AG		(4)

U.S. Dollar	4,895		South Africa Rand	82,908	04/15/26	UBS AG		1

U.S. Dollar	2,915		South Africa Rand	48,640	04/15/26	UBS AG		44

U.S. Dollar	5,779		South Africa Rand	96,020	04/15/26	UBS AG		111

U.S. Dollar	2,569		South Africa Rand	41,980	04/15/26	UBS AG		91

U.S. Dollar	2,537		South Africa Rand	43,440	04/15/26	UBS AG		(27)

U.S. Dollar	1,766		South Africa Rand	29,998	04/15/26	UBS AG		(5)

U.S. Dollar	877		South Africa Rand	14,384	04/15/26	UBS AG		28

							Total	$(7,586)

1 Dollar figures shown as $0 and ($0) are less than $0.50 and ($0.50), respectively.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

Open Forward Commodity Exchange Contracts 1

					Unrealized
					Appreciation/
Settlement Date	Deliver	In Exchange For	Counterparty		(Depreciation)

05/20/26	LME Copper 25 tonnes Grade A copper	United States Dollar $333,702	JPMorgan Chase		$(25,914)

05/20/26	United States Dollar $328,210	LME Copper 25 tonnes Grade A copper	JPMorgan Chase		20,422

				Total	$(5,492)

1 Investments are held by AMG Systematica Subsidiary Fund II and are non-deliverable contracts that are settled with the counterparty in cash.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Short-Term Investments

Repurchase Agreements	—	$4,116,000	—	$4,116,000

Total Investments in Securities	—	$4,116,000	—	$4,116,000

Financial Derivative Instruments - Assets

Commodity Futures Contracts	$45,812	—	—	$45,812

Equity Futures Contracts	7,678	—	—	7,678

Forward Commodity Exchange Contracts	—	$20,422	—	20,422

Forward Foreign Currency Exchange Contracts	—	86,481	—	86,481

Interest Rate Futures Contracts	60,881	—	—	60,881

Financial Derivative Instruments - Liabilities

Commodity Futures Contracts	(19,823)	—	—	(19,823)

Equity Futures Contracts	(129,933)	—	—	(129,933)

Forward Commodity Exchange Contracts	—	(25,914)	—	(25,914)

Forward Foreign Currency Exchange Contracts	—	(94,067)	—	(94,067)

Interest Rate Futures Contracts	(27,785)	—	—	(27,785)

Total Financial Derivative Instruments	$(63,170)	$(13,078)	—	$(76,248)

For the six months ended March 31, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at March 31, 2026:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments by risk	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity	Unrealized appreciation on futures contracts[1]	$45,812	Unrealized depreciation on futures contracts[1]	$19,823

Equity	Unrealized appreciation on futures contracts[1]	7,678	Unrealized depreciation on futures contracts[1]	129,933

Commodity	Unrealized appreciation on forward commodity exchange contracts[1]	20,422	Unrealized depreciation on forward commodity exchange contracts[1]	25,914

Currency	Unrealized appreciation on forward foreign currency contracts	86,481	Unrealized depreciation on forward foreign currency contracts	94,067

Interest rate	Unrealized appreciation on futures contracts[1]	60,881	Unrealized depreciation on futures contracts[1]	27,785

	Totals	$221,274		$297,522

For the six months ended March 31, 2026, the effect of derivative instruments on the Consolidated Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/(Depreciation)

Derivatives not accounted for as hedging instruments by risk	Consolidated Statement of Operations Location	Realized Gain/(Loss)	Consolidated Statement of Operations Location	Change in Unrealized Appreciation/ (Depreciation)

Commodity	Net realized gain/(loss) on futures contracts	$223,382	Net change in unrealized appreciation/ (depreciation) on futures contracts	$(120,138)

Equity	Net realized gain/(loss) on futures contracts	124,136	Net change in unrealized appreciation/ (depreciation) on futures contracts	(212,651)

Commodity	Net realized gain/(loss) on forward commodity exchange contracts	6,773	Net change in unrealized appreciation/ (depreciation) on forward commodity exchange contracts	(12,265)

Currency	Net realized gain/(loss) on forward foreign currency exchange contracts	162,885	Net change in unrealized appreciation/ (depreciation) on forward foreign currency exchange contracts	(35,499)

Interest rate	Net realized gain/(loss) on futures contracts	(60,202)	Net change in unrealized appreciation/ (depreciation) on futures contracts	32,559

	Totals	$456,974		$(347,994)

1The AMG Systematica Trend-Enhanced Markets Fund had cash deposits with the futures and forward commodity exchange contracts broker of $3,031,563.

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Assets and Liabilities (unaudited) March 31, 2026

	AMG	AMG
	Systematica Managed	Systematica
	Futures	Trend-Enhanced
	Strategy Fund	Markets Fund

Assets:

Repurchase Agreements at value[1]	$4,066,000	$4,116,000

Cash	187	416

Cash deposits for futures and forward commodity exchange contracts	2,224,466	3,031,563

Unrealized appreciation on futures contracts	92,346	114,371

Unrealized appreciation on forward foreign currency exchange contracts	83,576	86,481

Unrealized appreciation on forward commodity exchange contracts	—	20,422

Interest receivables	378	383

Receivable from Affiliate	11,833	10,974

Prepaid expenses and other assets	4,919	2,181

Total assets	6,483,705	7,382,791

Liabilities:

Unrealized depreciation on futures contracts	75,063	177,541

Unrealized depreciation on forward foreign currency exchange contracts	92,973	94,067

Unrealized depreciation on forward commodity exchange contracts	—	25,914

Accrued expenses:

Investment advisory and management fees	6,425	7,348

Administrative fees	803	918

Other	62,861	37,916

Total liabilities	238,125	343,704

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$6,245,580	$7,039,087

[1] Repurchase Agreements at cost	$4,066,000	$4,116,000

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Assets and Liabilities (continued)

	AMG	AMG
	Systematica Managed	Systematica
	Futures	Trend-Enhanced
	Strategy Fund	Markets Fund

Net Assets Represent:

Paid-in capital	$6,330,846	$6,939,317

Total distributable earnings/(accumulated losses)	(85,266)	99,770

Net Assets	$6,245,580	$7,039,087

Class N:

Net Assets	$49,599	$58,663

Shares outstanding	5,212	5,763

Net asset value, offering and redemption price per share	$9.52	$10.18

Class I:

Net Assets	$49,599	$58,663

Shares outstanding	5,224	5,763

Net asset value, offering and redemption price per share	$9.49	$10.18

Class Z:

Net Assets	$6,146,382	$6,921,761

Shares outstanding	647,420	680,045

Net asset value, offering and redemption price per share	$9.49	$10.18

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Operations (unaudited) For the period ended March 31, 2026

	AMG	AMG
	Systematica Managed	Systematica
	Futures	Trend-Enhanced
	Strategy Fund	Markets Fund

Investment Income:

Interest income	$102,786	$122,562

Total investment income	102,786	122,562

Expenses:

Investment advisory and management fees	43,392	49,480

Administrative fees	5,424	6,185

Distribution fees - Class N	61	75

Professional fees	28,716	37,237

Custodian fees	16,137	15,817

Reports to shareholders	9,950	7,989

Registration fees	4,876	3,847

Trustee fees and expenses	253	300

Transfer agent fees	118	123

Amortization of offering costs	—	60,729

Miscellaneous	1,819	1,560

Total expenses before offsets	110,746	183,342

Expense reimbursements	(60,337)	(125,802)

Fee waiver	(15,798)	(17,087)

Administrative fees waiver	(825)	(786)

Distribution fees waiver - Class N	(61)	(75)

Net expenses	33,725	39,592

Net investment income	69,061	82,970

Net Realized and Unrealized Gain:

Net realized gain on forward foreign currency exchange contracts	153,001	162,885

Net realized gain on futures contracts	521,709	287,316

Net realized loss on foreign currency transactions	(10,444)	(3,160)

Net realized gain on forward commodity exchange contracts	—	6,773

Net change in unrealized appreciation/depreciation on futures contracts	(214,694)	(300,230)

Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(34,903)	(35,499)

Net change in unrealized appreciation/depreciation forward commodity exchange contracts	—	(12,265)

Net change in unrealized appreciation/depreciation on foreign currency translations	(178)	(3,734)

Net realized and unrealized gain	414,491	102,086

Net increase in net assets resulting from operations	$483,552	$185,056

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statements of Changes in Net Assets For the six months ended March 31, 2026 (unaudited) and the fiscal year ended September 30, 2025

	AMG Systematica Managed Futures Strategy Fund		AMG Systematica Trend-Enhanced Markets Fund

	March 31, 2026	September 30, 2025	March 31, 2026	September 30, 2025[1]

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$69,061	$168,669	$82,970	$85,891

Net realized gain (loss) on investments	664,266	(559,811)	453,814	495,687

Net change in unrealized appreciation/depreciation on investments	(249,775)	135,953	(351,728)	272,453

Net increase (decrease) in net assets resulting from operations	483,552	(255,189)	185,056	854,031

Distributions to Shareholders:

Class N	(1,940)	—	(7,868)	—

Class I	(2,045)	—	(7,866)	—

Class Z	(254,032)	—	(928,365)	—

Total distributions to shareholders	(258,017)	—	(944,099)	—

Capital Share Transactions:[2]

Net increase (decrease) from capital share transactions	245,354	(3,963)	944,099	6,000,000

Total increase (decrease) in net assets	470,889	(259,152)	185,056	6,854,031

Net Assets:

Beginning of period	5,774,691	6,033,843	6,854,031	—

End of period	$6,245,580	$5,774,691	$7,039,087	$6,854,031

1 Commencement of operations was March 31, 2025.

2 See Note 1(h) of the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal	For the fiscal
	For the six	year ended	period ended
	months ended	September 30,	September 30,
	March 31, 2026
Class N	(unaudited)	2025	2024[1]

Net Asset Value, Beginning of Period	$9.15	$9.56	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.11	0.27	0.15

Net realized and unrealized gain (loss) on investments	0.65	(0.68)	(0.59)

Total income (loss) from investment operations	0.76	(0.41)	(0.44)

Less Distributions to Shareholders from:

Net investment income	(0.39)	—	—

Net Asset Value, End of Period	$9.52	$9.15	$9.56

Total Return[3,4]	8.46%[5]	(4.29)%	(4.40)%[5]

Ratio of net expenses to average net assets	1.10%[6]	1.16%	1.40%[6]

Ratio of gross expenses to average net assets[7]	3.86%[6]	5.77%	10.96%[6,8]

Ratio of net investment income to average net assets[3]	2.26%[6]	3.03%	3.61%[6]

Portfolio turnover[9]	0%[5]	0%	0%[5]

Net assets end of period (000’s) omitted	$50	$46	$48

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal	For the fiscal
	For the six	year ended	period ended
	months ended	September 30,	September 30,
	March 31, 2026
Class I	(unaudited)	2025	2024[1]

Net Asset Value, Beginning of Period	$9.15	$9.56	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.11	0.27	0.15

Net realized and unrealized gain (loss) on investments	0.64	(0.68)	(0.59)

Total income (loss) from investment operations	0.75	(0.41)	(0.44)

Less Distributions to Shareholders from:

Net investment income	(0.41)	—	—

Net Asset Value, End of Period	$9.49	$9.15	$9.56

Total Return[3,4]	8.37%[5]	(4.29)%	(0.44)%[5]

Ratio of net expenses to average net assets	1.10%[6]	1.16%	1.40%[6]

Ratio of gross expenses to average net assets[7]	3.61%[6]	5.52%	10.71%[6,8]

Ratio of net investment income to average net assets[3]	2.26%[6]	3.03%	3.61%[6]

Portfolio turnover[9]	0%[5]	0%	0%[5]

Net assets end of period (000’s) omitted	$50	$46	$48

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Managed Futures Strategy Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal	For the fiscal
	For the six	year ended	period ended
	months ended	September 30,	September 30,
	March 31, 2026
Class Z	(unaudited)	2025	2024[1]

Net Asset Value, Beginning of Period	$9.15	$9.56	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.11	0.27	0.15

Net realized and unrealized gain (loss) on investments	0.64	(0.68)	(0.59)

Total income (loss) from investment operations	0.75	(0.41)	(0.44)

Less Distributions to Shareholders from:

Net investment income	(0.41)	—	—

Net Asset Value, End of Period	$9.49	$9.15	$9.56

Total Return[3,4]	8.37%[5]	(4.29)%	(4.40)%[5]

Ratio of net expenses to average net assets	1.10%[6]	1.16%	1.40%[6]

Ratio of gross expenses to average net assets[7]	3.61%[6]	5.52%	10.71%[6,8]

Ratio of net investment income to average net assets[3]	2.26%[6]	3.03%	3.61%[6]

Portfolio turnover[9]	0%[5]	0%	0%[5]

Net assets end of period (000’s) omitted	$6,146	$5,683	$5,938

[1]	Commencement of operations was May 1, 2024.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Consolidated Financial Statements.)

[8]	Ratio does not reflect the annualization of audit fees and organizational costs.

[9]	There were no long-term transactions.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	September 30,
	March 31, 2026
Class N	(unaudited)	2025[1]

Net Asset Value, Beginning of Period	$11.42	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.13	0.14

Net realized and unrealized gain on investments	0.20	1.28

Total income from investment operations	0.33	1.42

Less Distributions to Shareholders from:

Net investment income	(0.31)	—

Net realized gain on investments	(1.26)	—

Total distributions to shareholders	(1.57)	—

Net Asset Value, End of Period	$10.18	$11.42

Total Return[3,4]	2.75%[5]	14.20%[5]

Ratio of net expenses to average net assets	1.10%[6]	1.10%[6]

Ratio of gross expenses to average net assets[7]	5.34%[6]	6.30%[6,8]

Ratio of net investment income to average net assets[3]	2.30%[6]	2.82%[6]

Portfolio turnover[9]	0%[5]	0%[5]

Net assets end of period (000’s) omitted	$59	$57

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	September 30,
	March 31, 2026
Class I	(unaudited)	2025[1]

Net Asset Value, Beginning of Period	$11.42	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.13	0.14

Net realized and unrealized gain on investments	0.20	1.28

Total income from investment operations	0.33	1.42

Less Distributions to Shareholders from:

Net investment income	(0.31)	—

Net realized gain on investments	(1.26)	—

Total distributions to shareholders	(1.57)	—

Net Asset Value, End of Period	$10.18	$11.42

Total Return[3,4]	2.75%[5]	14.20%[5]

Ratio of net expenses to average net assets	1.10%[6]	1.10%[6]

Ratio of gross expenses to average net assets[7]	5.09%[6]	6.05%[6,8]

Ratio of net investment income to average net assets[3]	2.30%[6]	2.82%[6]

Portfolio turnover[9]	0%[5]	0%[5]

Net assets end of period (000’s) omitted	$59	$57

The accompanying notes are an integral part of these consolidated financial statements.

AMG Systematica Trend-Enhanced Markets Fund Consolidated Financial Highlights For a share outstanding throughout each fiscal period

		For the fiscal
	For the six	period ended
	months ended	September 30,
	March 31, 2026
Class Z	(unaudited)	2025[1]

Net Asset Value, Beginning of Period	$11.42	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.13	0.14

Net realized and unrealized gain on investments	0.20	1.28

Total income from investment operations	0.33	1.42

Less Distributions to Shareholders from:

Net investment income	(0.31)	—

Net realized gain on investments	(1.26)	—

Total distributions to shareholders	(1.57)	—

Net Asset Value, End of Period	$10.18	$11.42

Total Return[3,4]	2.75%[5]	14.20%[5]

Ratio of net expenses to average net assets	1.10%[6]	1.10%[6]

Ratio of gross expenses to average net assets[7]	5.09%[6]	6.05%[6,8]

Ratio of net investment income to average net assets[3]	2.30%[6]	2.82%[6]

Portfolio turnover[9]	0%[5]	0%[5]

Net assets end of period (000’s) omitted	$6,922	$6,740

[1]	Commencement of operations was March 31, 2025.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Consolidated Financial Statements.)

[8]	Ratio does not reflect the annualization of audit fees and organizational costs.

[9]	There were no long-term transactions.

The accompanying notes are an integral part of these consolidated financial statements.

Notes to Consolidated Financial Statements (unaudited) March 31, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Systematica Managed Futures Strategy Fund (“Managed Futures Strategy”) and AMG Systematica Trend-Enhanced Markets Fund (“Trend-Enhanced Markets”), each a “Fund” and collectively, the “Funds”. Trend-Enhanced Markets commenced operations on March 31, 2025 and commenced investment operations on April 1, 2025, meaning that Trend-Enhanced Markets began investing in securities and incurring operating expenses on April 1, 2025.

Each Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified.

The Funds’ consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their consolidated financial statements:

a. BASIS OF CONSOLIDATION

The accompanying consolidated financial statements of Managed Futures Strategy include the accounts of AMG Systematica Subsidiary Fund I (the “Managed Futures Strategy Subsidiary”), which is a wholly-owned subsidiary of Managed Futures Strategy and organized under the laws of the Cayman Islands. The accompanying consolidated financial statements of Trend-Enhanced Markets include the accounts of AMG Systematica Subsidiary Fund II (the “Trend-Enhanced Subsidiary”), which is a wholly-owned subsidiary of Trend-Enhanced Markets and organized under the laws of the Cayman Islands. The Managed Futures Strategy Subsidiary and the Trend-Enhanced Subsidiary are each referred to as a “Subsidiary” and collectively as the “Subsidiaries”.

Managed Futures Strategy and Trend-Enhanced Markets may each invest up to 25% of their total assets to their respective Subsidiary. The Subsidiaries serve as investment vehicles for Managed Futures Strategy and Trend-Enhanced Markets to respectively invest in certain types of commodity-linked derivative instruments.

Intercompany accounts and transactions have been eliminated.

At March 31, 2026, the Managed Futures Strategy Subsidiary’s net assets were $1,177,618 or 18.9% of Managed Futures Strategy’s net assets. The Trend-Enhanced Subsidiary’s net assets were $858,449 or 12.2% of Trend-Enhanced Markets’ net assets.

b. VALUATION OF INVESTMENTS

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

Forward commodity exchange contracts traded on the London Mercantile Exchange, which do not have significant trading volume, may be valued using a commodity futures contract price if the commodity forward exchange contract and commodity futures contract have similar terms (i.e., same maturity date, strike price and underlying commodity asset).

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds value foreign currency forward contracts using market-based inputs, including current spot exchange rates and forward points between the two currencies.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the

Notes to Consolidated Financial Statements (continued)

differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, futures contracts, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., forward foreign currency exchange contracts, forward commodity exchange contracts, debt securities, government securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

c. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

d. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

e. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to adjustments for the controlled foreign corporation for Managed Futures Strategy and tax treatment of non-deductible offering costs for Trend-Enhanced Markets. Temporary differences are primarily due to mark to market of open forward and futures contracts for both Funds and their respective controlled foreign corporations.

At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Managed Futures Strategy	$4,066,000	$175,922	$(168,036)	$7,886
Trend -Enhanced Markets	4,116,000	221,274	(297,522)	(76,248)

f. FEDERAL TAXES

Managed Futures Strategy currently qualifies and Trend-Enhanced Markets also intends to qualify as an investment company and both Funds intend to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of their taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ consolidated financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Each Subsidiary is classified as a “controlled foreign corporation” under

Subchapter N of the Code. Therefore, each Fund is required to increase its taxable income by its share of the respective Subsidiary’s income. Net investment losses of a Subsidiary cannot be deducted by the applicable Fund in the current period nor carried forward by the Subsidiary to offset taxable income in future periods.

Notes to Consolidated Financial Statements (continued)

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

g. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2025, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Managed Futures Strategy	$177,909	$241,344	$419,253

As of September 30, 2025, Trend-Enhanced Markets had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended September 30, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

h. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal period ended March 31, 2026 (unaudited) and the fiscal year ended September 30, 2025, the capital stock transactions by class for the Funds were as follows:

	Managed Futures Strategy				Trend-Enhanced Markets

	March 31, 2026		September 30, 2025		March 31, 2026		September 30, 2025[1]
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	—	—	—	—	—	—	5,000	$50,000

Shares issued in reinvestment of distributions	212	$1,940	—	—	763	$7,867	—	—

Net increase	212	$1,940	—	—	763	$7,867	5,000	$50,000

Class I:

Shares sold	—	—	—	—	—	—	5,000	$50,000

Shares issued in reinvestment of distributions	224	$2,045	—	—	763	$7,867	—	—

Net increase	224	$2,045	—	—	763	$7,867	5,000	$50,000

Class Z:

Shares sold	—	—	—	—	—	—	590,000	$5,900,000

Shares issued in reinvestment of distributions	26,466	$241,369	—	—	90,045	$928,365	—	—

Shares redeemed	—	—	(427)	$(3,963)	—	—	—	—

Net increase (decrease)	26,466	$241,369	(427)	$(3,963)	90,045	$928,365	590,000	$5,900,000

1 Commencement of operations was March 31, 2025.

At March 31, 2026, certain affiliated or unaffiliated shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Managed Futures Strategy - one affiliated shareholder owns 95% and Trend-Enhanced Markets - one affiliated shareholder owns 100%. Transactions by these shareholders may have a material impact on the Funds.

i. REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements (“Repurchase Agreements”) for temporary cash management purposes. The value of the underlying collateral, including accrued interest, must equal or exceed the value of the repurchase agreements during the term of the agreement. The underlying collateral for all repurchase agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At March 31, 2026, the market value of Repurchase Agreements outstanding for Managed Futures Strategy and Trend-Enhanced Markets was $4,066,000 and $4,116,000, respectively.

Notes to Consolidated Financial Statements (continued)

j. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

k. ORGANIZATIONAL AND OFFERING COSTS

All of Trend-Enhanced Markets’ offering costs were deferred and were amortized on the straight-line method over a period of one year from the commencement of operations. For the six months ended March 31, 2026, Trend-Enhanced Markets expensed $60,729 of offering costs.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust, on behalf of such Fund, its Subsidiary and the Investment Manager, entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to such Fund and Subsidiary and is responsible for such Fund’s and Subsidiary’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and the Subsidiaries and monitors the subadviser’s investment performance, security holdings and investment strategies. Systematica Investments Limited, acting as general partner of Systematica Investments LP (“Systematica”), serves as subadviser to the Funds and the Subsidiaries pursuant to subadvisory agreements with the Investment Manager. Each of Systematica Investments GP Limited, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (together with Systematica, the “Systematica Group”) serves as sub-subadviser to the Funds and the Subsidiaries pursuant to sub-subadvisory agreements with Systematica. The Funds’ investment portfolios are managed by the Systematica Group.

Investment management fees are paid directly by the Funds and the Subsidiaries to the Investment Manager based on average daily net assets of the Funds and the Subsidiaries. For the six months ended March 31, 2026, each of the Funds and the Subsidiaries paid an investment management fee at the annual rate of 1.20% of each Fund’s and each Subsidiary’s average daily net assets. The Investment Manager has contractually agreed, through February 1, 2027, to waive the management fee payable by each of the Funds and the Subsidiaries by 0.30%, from 1.20% to 0.90%.

The Investment Manager has agreed to waive the portion of the management fee that the Investment Manager otherwise would have been entitled to receive from each Fund in an amount equal to the investment management fee paid to the Investment Manager by such Fund’s Subsidiary. For the six months ended March 31, 2026, the Investment Manager waived investment management fees payable by Managed Futures Strategy and Trend-Enhanced Markets in the amount of $15,798 and $17,087, respectively. The fee paid to Systematica for its services as subadviser is paid out of the fee the Investment Manager receives from the Funds and the Subsidiaries, and the fee paid to each sub-subadviser is paid out of the fee that Systematica receives from the Investment Manager. These fees do not increase the expenses of the Funds or the Subsidiaries.

The Investment Manager has contractually agreed, through at least February 1, 2027, to waive management fees and/or pay or reimburse the Funds’ and/or the Subsidiaries’ expenses in order to limit the aggregate of the Funds’ total annual operating expenses and the Subsidiaries’ total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) to the annual rate of 1.40% of the aggregate average daily net assets attributable to the Funds and the Subsidiaries (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds and the Subsidiaries in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Funds or the Subsidiaries, provided that such repayment would not cause the aggregate of the Funds’ total annual operating expenses and the Subsidiaries’ total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Funds or the Subsidiaries.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended March 31, 2026, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense	Repayment of
	Reimbursements	Prior Reimbursements

Managed Futures Strategy	$60,337	—

Trend-Enhanced Markets	125,802	—

Notes to Consolidated Financial Statements (continued)

At March 31, 2026, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Managed Futures Strategy	Trend-Enhanced Markets

1-2 years	$558,382	—

2-3 years	151,744	$305,491

Total	$710,126	$305,491

The Trust, on behalf of the Funds, and the Subsidiaries have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ and the Subsidiaries’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ and the Subsidiaries’ operations, including administration and shareholder services to the Funds and the Subsidiaries. The Funds and the Subsidiaries each pay a fee to the Administrator at the rate of 0.15% per annum of the Funds’ and the Subsidiaries’ average daily net assets for this service. The Administrator has agreed to waive the portion of the administrative fee that the Administrator otherwise would have been entitled to receive from each Fund in an amount equal to the administrative fee paid to the Administrator by such Fund’s Subsidiary. For the six months ended March 31, 2026, the Administrator waived administrative fees payable by Managed Futures Strategy and Trend-Enhanced Markets in the amount of $825 and $786, respectively.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares. The Distributor has agreed to voluntarily waive the 12b-1 fees attributable to Class N shares of each Fund for so long as the only investors in such class are entities affiliated with the Distributor.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended March 31, 2026, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Managed Futures Strategy

Class N	0.15%	0.00%

Class I	0.10%	0.00%

Trend-Enhanced Markets

Class N	0.15%	0.00%

Class I	0.10%	0.00%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Consolidated Statement of Operations as interest income and interest expense, respectively. At March 31, 2026, the Funds had no interfund loans outstanding. The Funds did not lend or borrow during the six months ended March 31, 2026.

3. PURCHASES AND SALES OF SECURITIES

There were no purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2026.

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2026.

4. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from

Notes to Consolidated Financial Statements (continued)

operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Consolidated Statement of Operations.

5. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. By investing in a Subsidiary, each Fund is exposed to the risks associated with such Subsidiary’s investments. References to investments of the Funds and risks of investing in the Funds include underlying investments of the Subsidiaries and risks associated therewith. Please refer to the Funds’ current prospectus for additional information about the Funds’ principal risks.

Analytical Model Risk: Each Fund’s investment strategy depends upon the reliability, accuracy and analyses on systematic trading models, which are analytical models. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and errors or issues in the construction and implementation of the models (including, but not limited to, input or design issues, software issues and other technological issues). There is no guarantee that the Systematica Group’s use of these models will result in effective investment decisions for a Fund. To the extent that such models (or the assumptions underlying them) contain an error, are input or designed incorrectly, or are incorrect or incomplete, a Fund may not perform as anticipated, which could result in substantial losses. All models ultimately depend upon the assumptions embedded in the models with oversight from the investment team. To the extent that the judgment or assumptions are incorrect with respect to any investment, a Fund can suffer substantial losses. From time to time the Systematica Group may exercise discretion over trading orders. Such discretion may cause a Fund to incur losses or cause a Fund to forego profits which it may have otherwise earned had such discretion not been used.

The model’s computerized trading systems rely on the ability of the Systematica Group’s personnel to accurately process such systems’ outputs and to use the proper trading orders to execute the transactions called for by the systems. In addition, the model is highly dependent on the proper functioning of its internal computer systems. The Systematica Group systems are accordingly subject to human errors and any defects, failures, inaccuracies or interruptions of such systems could disrupt trading or make trading impossible until such failure is remedied. Any such failure, and consequential inability to trade, could cause a Fund to experience significant trading losses or to miss opportunities for profitable trading.

Commodities Exposure Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The Funds’ ability to invest in commodity-linked derivative instruments may be limited by the Funds’ intention to qualify as regulated investment companies, and could adversely affect the Funds’ ability to so qualify.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Funds to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Forward and Futures Contract Risk: The successful use of forward and futures contracts will depend upon the Systematica Group’s skill and experience with respect to such instruments and are subject to special risk considerations. Entering into forward or futures contracts involves all of the risks generally associated with entering into derivatives. However, the primary risks associated with the use of forward and futures contracts include (i) the imperfect correlation between the change in market value of the instruments held by the Funds and the price of the forward or futures contract; (ii) possible lack of a liquid market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Systematica Group’s inability to predict correctly the direction of commodity and/or securities prices, interest rates,

Notes to Consolidated Financial Statements (continued)

currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; (vi) if a Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements, and it may have to sell at a time when it is disadvantageous to do so; (vii) the possibility that the Funds may be delayed or prevented from recovering margin or other amounts deposited with a counterparty (including a futures commission merchant or clearinghouse); (viii) the possibility that position or trading limits will preclude the Systematica Group from taking positions in certain futures contracts on behalf of the Funds; and (ix) the risks typically associated with foreign investments to the extent the Funds invest in derivatives traded on markets outside the United States.

High Portfolio Turnover Risk: The Funds’ portfolio turnover excludes transactions related to forward and futures contracts in accordance with regulatory requirements. If such transactions were included, the Funds’ portfolio turnover may be higher. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, a Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of such Fund.

Leverage Risk: Borrowing and some derivative investments such as futures and forward commitment transactions may increase volatility and magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: The Systematica Group’s investment process, techniques and analyses may not achieve their desired results and the securities or other financial instruments selected for the Funds may result in returns that are inconsistent with the Funds’ investment objective. In addition, in the event of the death, incapacity, departure, insolvency or withdrawal of any key individuals, the performance of the Funds may be adversely affected.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Non-Diversified Fund Risk: The Funds are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Funds at greater risk. Notwithstanding each Fund’s status as a “non-diversified” investment company under the 1940 Act, each Fund intends to qualify each year as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. Each Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Short Position Risk: The Funds will incur a loss from a short position if the value of the reference instrument increases after the time the Funds entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Funds’ losses. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Subsidiary Risk: By investing in a Subsidiary, a Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that a Subsidiary’s investments will contribute favorably to the applicable Fund’s returns. The Subsidiaries are not registered under the 1940 Act, and are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Funds’ prospectus and could adversely affect the Funds, such as by reducing the Funds’ investment returns. A Fund’s ability to invest in a Subsidiary will potentially be limited by such Fund’s intention to qualify as a regulated investment company, and might adversely affect such Fund’s ability to so qualify.

Tax Risk: Managed Futures Strategy has elected, and Trend-Enhanced Markets intents to elect, to be treated and intends to qualify and to be eligible to be treated each taxable year as a “regulated investment company” accorded favorable tax treatment under the Code. The Funds’ investments in commodities or commodity-related investments can be limited by the Funds’ intention to qualify as regulated investment companies, and can limit the Funds’ ability to so qualify.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association(“FNMA”), Federal Home Loan Mortgage Corporation(“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

Notes to Consolidated Financial Statements (continued)

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Consolidated Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Consolidated Schedule of Portfolio Investments.

For the six months ended March 31, 2026, the average monthly balances of derivative financial instruments outstanding were as follows:

	Managed Futures Strategy	Trend-Enhanced Markets

Forward Foreign Currency Exchange Contracts

Average U.S. Dollar notional value	$14,801,605	$16,692,109

Financial Futures Contracts

Average number of contracts bought	141	150

Average number of contracts sold	133	138

Average notional value of contracts bought	$9,707,861	$14,921,124

Average notional value of contracts sold	$13,297,973	$13,923,868

Forward Commodity Exchange Contracts

Average U.S. Dollar notional value	—	$1,409,602

8. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Funds may enter into forward foreign currency exchange contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward foreign currency exchange contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized appreciation or depreciation. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

As of March 31, 2026, Managed Futures Strategy had unrealized appreciation on open forward foreign currency exchange contracts of $83,576 and unrealized depreciation on open forward foreign currency exchange contracts of $92,973, and Trend-Enhanced Markets had unrealized appreciation on open forward foreign currency exchange contracts of $86,481 and unrealized depreciation on open forward foreign currency exchange contracts of $94,067.

9. FUTURES CONTRACTS AND FORWARD COMMODITY EXCHANGE CONTRACTS

The Funds may utilize futures contracts, including futures contracts in global equity and fixed-income securities, commodities, interest rate futures contracts, forward foreign currency futures exchange contracts, forward commodity exchange contracts and commodities indices (including broad-based security indices), for any purpose, including for investment purposes and for hedging purposes. There are certain risks associated with futures contracts and forward commodity exchange contracts including that prices may not move as expected and/or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract or forward commodity exchange contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by a Fund depending on the fluctuations in the value of the futures contracts or forward commodity exchange contracts and the value of cash or securities on deposit with the futures broker. A Fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to such Fund. A Fund pays or receives variation margin periodically. As of March 31, 2026, Managed Futures Strategy had total equity in the futures account of $2,241,749, which consists of cash deposited with the futures broker of $2,224,466, and net unrealized appreciation on open futures contracts of $17,283, and Trend-Enhanced Markets had total equity in the futures account of $2,692,901, which consists of cash deposited with the futures broker of $3,031,563 and net unrealized depreciation on open futures and forward commodity exchange contracts of $68,662.

Variation margin on futures contracts and forward commodity exchange contracts is recorded as unrealized appreciation or depreciation until the futures contract or forward commodity exchange contract is closed or expired. A Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation/(depreciation) on futures contracts or forward commodity exchange contracts until the contracts are closed, when they are recorded as realized gain/(loss) on futures contracts or forward commodity exchange contracts.

10. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for repurchase agreements and derivatives contracts, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request

Notes to Consolidated Financial Statements (continued)

additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Consolidated Statement of Assets and Liabilities. For derivative transactions see Notes 7, 8 and 9.

The following table is a summary of the Funds’ open Repurchase Agreements, forward foreign currency exchange contracts and forward commodity exchange contracts that are subject to a master netting agreement as of March 31, 2026:

		Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Managed Futures Strategy

Fixed Income Clearing Corp.	$4,066,000	—	$4,066,000	$(4,066,000)	—

UBS AG	83,576	$(83,576)	—	—	—

Total	$4,149,576	$(83,576)	$4,066,000	$(4,066,000)	—

Trend-Enhanced Markets

Fixed Income Clearing Corp.	$4,116,000	—	$4,116,000	$(4,116,000)	—

JPMorgan Chase	20,422	$(20,422)	—	—	—

UBS AG	86,481	(86,481)	—	—	—

Total	$4,222,903	$(106,903)	$4,116,000	$(4,116,000)	—

		Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Fund	Gross Amounts of (Liabilities) Presented in the Consolidated Statement of Assets and Liabilities	Offset Amount	Net (Liability) Balance	Collateral Received	Net Amount

Managed Futures Strategy

UBS AG	$(92,973)	$83,576	$(9,397)	—	$(9,397)

Total	$(92,973)	$83,576	$(9,397)	—	$(9,397)

Trend-Enhanced Markets

JPMorgan Chase	$(25,914)	$20,422	$(5,492)	—	$(5,492)

UBS AG	(94,067)	86,481	(7,586)	—	(7,586)

Total	$(119,981)	$106,903	$(13,078)	—	$(13,078)

Notes to Consolidated Financial Statements (continued)

11. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ consolidated financial statements which require an additional disclosure in or adjustment of the Funds’

consolidated financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended March 31, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended March 31, 2026, is reflected as “Trustee fees and expenses” on the Consolidated Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended March 31, 2026.

Trustee fees and expenses

AMG Systematica Managed Futures Strategy Fund	$253

AMG Systematica Trend-Enhanced Markets Fund	300

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Systematica Investments Limited,

acting as general partner of Systematica

Investments LP.

First Floor, 29 Esplanade

St Helier, Jersey, JE2 3QA

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com |

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as

 general partner of Systematica

 Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com |	033126 SAR092

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 5, 2026

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	June 5, 2026